                                    [GRAPHIC]


                                 OLD WESTBURY
                                  FUNDS, INC.
--------------------------------------------------------------------------------

                                       Semi-Annual Report
                                       April 30, 2002



                                Bessemer Trust
                        -------------------------------
                              INVESTMENT ADVISOR

                                                OLD WESTBURY CORE EQUITIES FUND
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


    The total return of the Old Westbury Core Equities Fund (the "Portfolio") for the six months reporting period ended April 30, 2002, was 6.43%* as compared to a 2.31% for the Standard & Poor's 500 Index**.

    The continuing decline of former market favorites, accounting worries and the sluggish economy fueled market pessimism during the six months ended April 30, 2002. Looking beneath the surface, however, all was not as grim as it sometimes seemed. Throughout the period, consumer spending remained strong due to rising real wages, lower taxes, declining interest rates, and relatively low energy prices. Lower interest rates, also, continued to fuel the boom in new home sales and in home refinancings--helping to put more dollars in consumers' pockets. As a result, the earnings collapse that occurred in 2002 was spread unevenly across the economy. While the telecommunications and technology sectors were hammered, cyclical groups posted declines in line with past slowdowns. Industries such as healthcare and consumer staples posted higher earnings.

    Positioned in cyclical stocks in anticipation of an upturn last fall, few changes were made in the portfolio's structure over the course of the period. As signs that a turn was beginning, however, we did begin to trade out of our NASDAQ 100 QQQs and into specific semi-conductor-related issues. Sensitive to general economic recovery and stepped-up capital spending,


  * Past performance is not predictive of future results. The investment return and principal will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

 ** S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.

OLD WESTBURY CORE EQUITIES FUND
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------


these stocks tend to be among the first to benefit in an upswing. In addition, we reduced our holdings in Dow Chemical and 3M which lost asbestos lawsuits during the period. We also sold several stocks which we felt might have accounting issues. As a result, the portfolio stood strong in what proved to be one of the most nervous market environments we've seen in sometime.

    Moving forward, it appears that "the recession that wasn't" is probably behind us. Inventories have been liquidated, and the best single best indicator of the future course of the economy--industrial production--rose in January and February. Moreover, inflation is modest, home values are rising and government spending is speeding up. In sum, the economy seems to be advancing, modestly but directionally up. Thus, we are cautiously optimistic about the market's prospects in the months ahead. As corporate profits rebound, so should stock prices. That said, what the market badly needs is leadership from the technology stocks. While issues sensitive to the economic environment have been showing signs of life, a broad improvement in this sector is dependent upon capital spending. That may not kick in for some time. Keep in mind that many of yesterday's leaders will not be in the forefront of the next up cycle.


   Please refer to accompanying Portfolio of Investments on page 11 for more information regarding portfolio holdings.

                                          OLD WESTBURY CAPITAL OPPORTUNITY FUND
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


    For the six months reporting period ended April 30, 2002, the total return of the Capital Opportunity Fund (the "Portfolio") was 11.03%*, versus a return of 18.11%* for the Russell 2500 Index** for the same period. A more relevant benchmark, the Morgan Stanley Capital International USA (the "MSCI")*** ex-technology sector, returned 1.63%* over the same period.

    Uncertainty over the timing of a recovery, accounting scandals, and debt levels exacerbated the negative sentiment already prevalent in the marketplace during the six months ended April 30, 2002. Companies without straightforward balance sheets or complex structures were susceptible to a loss of confidence. Highly leveraged corporations, such as the telecommunications companies, saw accelerated declines in their stocks. Companies with relatively simple balance sheets and low debt levels, however, continued to attract attention and, despite the gloomy market environment, many posted gains over the course of the period.

    Consequently, the period was a strong one for the portfolio. Focused on fundamentals, the fund had minimal exposure to the volatility in the blue chip sector. Moreover, in November, when it became apparent that the bankruptcy of Enron would impact other companies in the sector, our position in Dynegy was eliminated. It was, however, impossible to predict and completely insulate the portfolio from all events. While its long-term fundamentals remained intact, Merrill Lynch declined as questions were asked about the activities of its analysts.

  * Past performance is not predictive of future results. The investment return and principal will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

 ** The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 companies in the Russell 3000 Index, which represents approximately 23% of the total market capitalization of the Russell 3000 Index. Investments cannot be made directly in an index.

*** The Morgan Stanley Capital International USA (the "MSCI") Index extechnology sector is a standard unmanaged securities index representing major US stock markets, as monitored by Morgan Stanley Capital International. Investments cannot be made directly in an index.

OLD WESTBURY CAPITAL OPPORTUNITY FUND
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------



    Even still, given our emphasis on fundamentals, holdings in virtually every sector did well and made a contribution to performance as companies with low debt levels and consistent cash flows were favored. Names like Tiffany, Anheuser Busch, Gannett, McGraw Hill, AFLAC and Interpublic Group posted solid gains as they were recognized for the value they represented. In addition, our overweight in the defense sector through our two long-term holdings proved prescient.

    As disconcerting as the past several months have been, the fallout may ultimately prove to be positive for investors. Clearly, moving forward, accounting should be cleaner and more transparent. With "growth for growth's sake" so out-of-favor, management is now focusing on debt levels and shareholder value. Finally, we may see even more "investor friendly" regulations. That said, it is also clear that the "sorting out" period may continue for a while. As always, in selecting investments, we continue to focus on those companies with a competitive advantage, a sound strategy and effective execution, and a strong balance sheet that is self-sustaining. Furthermore, we remain disciplined on valuation. While we did add ADP, Lamar Advertising and Exxon Mobile (one of the very few companies still holding a AAA rating) to the portfolio, opportunities as attractive as these are getting harder to find.



   Please refer to accompanying Portfolio of Investments on page 15 for more information regarding portfolio holdings.

                                                OLD WESTBURY INTERNATIONAL FUND
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


    The total return of the Old Westbury International Fund (the "Portfolio") for the six months reporting period ended April 30, 2002, was 2.87%** as compared to 5.66%** for the Morgan Stanley Capital International's Europe, Australia and Far East (EAFE) Index*.

    Non-US markets showed a modest appreciation during the six months ended April 30, 2002. But this masks a period of tremendous volatility in individual markets and currencies. In particular it masks the emergence of two trends in the second half of the period which may well mark the beginning of a change of leadership for global markets and currencies. Signs of cyclical rebound in economies outside the US and the extremely attractive valuations of equities--particularly versus US counterparts--drew investors back into non-U.S. markets. Most major markets worldwide moved ahead, albeit modestly during the period. But from late January, non-US markets started to outperform the US market in local currency terms. After hitting rock bottom in the first half of the period, non-US currencies too began to strengthen against the US dollar--which, in turn, further fueled investor interest.


  * The Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE) is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International. EAFE returns are in U.S. dollars. Investments can not be made directly in an index.

 ** Past performance is not predictive of future results. The investment return and principal will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

OLD WESTBURY INTERNATIONAL FUND
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------



    Having seized on some attractive opportunities in the Japanese market over the past year, the portfolio was more heavily weighted in Japan than the index. While the Japanese market ended the period on a high note, it had a very difficult start. As 2001 drew to a close, many investors simply walked away in despair over structural problems in the Japanese economy. In February, the yen hit rock bottom versus the US dollar. But then, with their goods significantly cheaper than the rest of the world, Japanese companies sensitive to the global economic environment began to show signs of life. The yen began to rebound, and as the period drew to a close, signs of the long-overdue recovery began to appear and equities strengthened. This, however, was not enough to compensate for the earlier weakness in the portfolio's Japanese holdings. Very simply, while we were not wrong, we were too early and this hit the fund's returns over the period.

    Moving forward, we are optimistic about the prospects for non-US currencies and markets. In Europe, economies are also benefiting from the recovery in the US economy. Having been through bear markets, Asia ex-Japan offers good potential. Companies here have benefited from the restructuring instituted in the wake of the Asian crises several years ago. Scrubbed clean, balance sheets are now simplified and relatively transparent. Yet valuations are generally at the low end of historic ranges. Downside potential appears limited. Opportunities appear to be particularly attractive in Hong Kong. Here, we have focused on companies based in Hong Kong with solid experience in competitive markets and with strong connections in China--a market just beginning to awaken. Thus, the portfolio remains heavily-weighted in Japan and Hong Kong which, we feel, have the potential to surprise on the upside in the year ahead and longer-term.

    There are risks associated with investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

   Please refer to accompanying Portfolio of Investments on page 19 for more information regarding portfolio holdings.

                                                 OLD WESTBURY FIXED INCOME FUND
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


    The total return for Old Westbury Fixed Income Fund (the "Portfolio") for the six months ended April 30, 2002, was (0.77%)* as compared to (1.00%)* for the Lehman Brothers Government Credit Bond Index** for the same time period.

    Unnerved by the global political environment, accounting scandals, and the direction of the economy, investors fled to certainty as the six months period ended April 30, 2002 began. Treasury securities were the clear favorites--and spreads between this sector and others widened in the fall. But, with fiscal and monetary policy geared to getting the economy going again, it gradually became clear that the worst might not happen. In fact, as the new year opened, the economy strengthened and short-term rates spiked. Feeling somewhat reassured, investors began to move out of Treasuries. While perceptions of the timing and pace of recovery grew more realistic throughout the spring, spreads continued to narrow. Ultimately, over the course of the period, corporate securities outperformed.

    Despite the volatile environment, the period was a good one for the fund. Much of the concern regarding credit quality focused on issues from companies with high debt levels and complicated debt structures. Here, our emphasis on quality insulated the portfolio from much of the turmoil. Moreover, as spreads narrowed, positions in putable corporates (securities designed to capture yield while offering the potential for additional return if long term rates fall) made a solid contribution to performance. Locking in real yields early on, positions in treasury inflation protected securities (TIPS) also produced positive returns as the Federal Reserve moved interest rates lower.

  * Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

 ** Lehman Brothers Government Credit Bond Total Index is composed of all bonds that are investment grade--i.e., rated Baa or higher by Moody's or BBB or higher by Standard & Poor's, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. This index is unmanaged, and investments cannot be made directly in an index.

OLD WESTBURY FIXED INCOME FUND
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------



    Moving forward, we expect to see companies move towards deleveraging by shedding assets and simplifying balance sheets. This should go a long way towards rebuilding investor confidence--but booms, or even robust recoveries, are not sparked by diminished risk taking. In addition, concern is growing over just how long the current 1.75% federal funds rate can be sustained. Clearly, as the goal of fiscal and monetary authorities is to get the economy moving, policies are expansionary. But at some point, if rates are not raised, inflation will become a threat. Thus, while we are optimistic about the long-term outlook, we remain cautious about the bond market's prospects in the months ahead.

    As of April 30, 2002, approximately 55% of the Fund's assets were invested in corporate securities, 47% in Treasury and agency-related securities with the remainder held in cash and cash equivalents. The average maturity of the portfolio's holdings was approximately 14 years; the average credit quality was AA.***


   Please refer to accompanying Portfolio of Investments on page 24 for more information regarding portfolio holdings.

*** The composition of the Fund's portfolio is subject to change.

                                               OLD WESTBURY MUNICIPAL BOND FUND
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


    The total return for the Old Westbury Municipal Bond Fund (the "Portfolio") for the six months reporting period ended April 30,2002 was 1.13%* as compared to 1.08%* for the Lehman Brothers Municipal Bond Index** for the same period.

    The questions of when the economy would begin to improve and how fast it recover created a good deal of volatility in the fixed income markets during the six months ended April 30, 2002. Early in the period, when it seemed that the economy had bottomed, investors began preparing for a V-shaped recovery. Rates began to creep higher in anticipation of a rapidly improving economy fanning inflation fears. Rather quickly, however, it became evident that the pace of improvement would be more moderate. Having spiked sharply in anticipation of a robust rebound, long and intermediate rates fell back somewhat. By the period's end, it was clear that more of a gradual recovery was in the offing, and the yield curve was flattening.

    Intermediate maturities of high quality were the period's best performers in the tax-free markets--and our portfolio's outstanding performance was due primarily to its heavy weighting in these issues. As always, too, we took advantage of the unstructured nature of the municipal market and exploited supply/demand aberrations where we found them. As a result, for the six months ended April 30, 2002, the fund once again outperformed it peers handily.

  * Past performance is not predictive of future results. The investment return and principal will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

 ** Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating from Moody's of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. This index is unmanaged, and investments cannot be made directly in the index.

OLD WESTBURY MUNICIPAL BOND FUND
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------



    Looking forward, we expect the overall economic environment will continue to be rather challenging, but positive for the municipal markets. Without question, the downturn in the economy has impacted the finances of many municipalities. But, given the volatility in the equity markets and the aging of the boomer population, demand for municipals should remain strong and offset increased supply. Thus, we expect intermediate, high quality issues to continue to outperform in the municipal markets and the fund remains heavily-weighted in these securities.

    As of April 30, 2002, the Portfolio was well diversified with holdings in approximately 100 municipalities. The average weighted maturity of these our holdings was 12 years; the average credit quality, Aa.***

   Please refer to accompanying Portfolio of Investments on page 30 for more information regarding portfolio holdings.

*** The composition of the portfolio is subject to change.

                                                OLD WESTBURY CORE EQUITIES FUND
                                                       PORTFOLIO OF INVESTMENTS
                                                     April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


         Shares            Security Description              Value
         ------- ---------------------------------------- ------------
         COMMON STOCKS (87.2%):
                 ADVERTISING (2.5%):
          51,000 Omnicom Group, Inc.                      $  4,449,240
                                                          ------------
                 BASIC MATERIALS (11.3%):
          71,000 Alcan, Inc.                                 2,600,730
          95,200 Alcoa, Inc.                                 3,239,656
          76,600 Dow Chemical Co.                            2,435,880
          63,000 E.I. du Pont de Nemours & Co.               2,803,500
         107,400 International Paper Co.                     4,449,582
          31,000 TRW, Inc.                                   1,705,930
          42,000 Weyerhaeuser Co.                            2,503,620
                                                          ------------
                                                            19,738,898
                                                          ------------
                 CAPITAL GOODS (1.7%):
          47,000 General Motors Corp.                        3,015,050
                                                          ------------
                 COMPUTER RELATED (2.3%):
          19,000 Brocade Communications Systems, Inc. (b)      486,210
          67,000 Microsoft Corp. (b)                         3,501,420
                                                          ------------
                                                             3,987,630
                                                          ------------
                 COMPUTER SOFTWARE/SERVICES (2.5%):
          56,100 First Data Corp.                            4,459,389
                                                          ------------
                 CONSUMER CYCLICAL (20.9%):
          19,000 3M Co.                                      2,390,200
          73,900 Bed Bath & Beyond, Inc. (b)                 2,746,863
          40,300 Best Buy Co., Inc. (b)                      2,996,305
          77,000 CVS Corp.                                   2,577,960
          69,000 Deere & Co.                                 3,088,440
          98,000 Home Depot, Inc.                            4,544,260
          72,000 Kohl's Corp. (b)                            5,306,400
          83,000 Newell Rubbermaid, Inc.                     2,606,200
          65,000 Target Corp.                                2,837,250
          66,200 TJX Cos., Inc.                              2,884,996
          79,000 Wal-Mart Stores, Inc.                       4,412,940
                                                          ------------
                                                            36,391,814
                                                          ------------

                      See Notes to Financial Statements.

OLD WESTBURY CORE EQUITIES FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


         Shares           Security Description               Value
         ------ ----------------------------------------- ------------
         COMMON STOCKS--Continued
                CONSUMER STAPLES (7.4%):
         56,000 Coca-Cola Co.                             $  3,108,560
         65,000 Colgate-Palmolive Co.                        3,445,650
         73,900 PepsiCo, Inc.                                3,835,410
         91,000 Sysco Corp.                                  2,639,910
                                                          ------------
                                                            13,029,530
                                                          ------------
                DEFENSE (1.6%):
         45,000 Lockheed Martin Corp.                        2,830,500
                                                          ------------
                FINANCE (8.7%):
         48,900 American International Group, Inc.           3,379,968
         24,000 Bank of America Corp.                        1,739,520
         18,000 Chubb Corp.                                  1,380,600
         77,000 Citigroup, Inc.                              3,334,100
         58,000 Freddie Mac                                  3,790,300
         33,200 St. Paul Cos., Inc.                          1,653,692
                                                          ------------
                                                            15,278,180
                                                          ------------
                HEALTHCARE (13.0%):
         54,000 Amgen, Inc. (b)                              2,855,520
         94,500 Boston Scientific Corp. (b)                  2,354,940
         38,000 Guidant Corp. (b)                            1,428,800
         75,700 Johnson & Johnson                            4,834,202
         68,000 Medtronic, Inc.                              3,038,920
         45,600 Tenet Healthcare Corp. (b)                   3,345,672
         20,000 Unitedhealth Group, Inc. (b)                 1,756,200
         54,000 Wyeth                                        3,078,000
                                                          ------------
                                                            22,692,254
                                                          ------------
                HOTELS (1.0%):
         45,000 Starwood Hotels & Resorts Worldwide, Inc.    1,701,000
                                                          ------------

                      See Notes to Financial Statements.

                                                OLD WESTBURY CORE EQUITIES FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


          Shares            Security Description             Value
         --------- -------------------------------------- ------------
         COMMON STOCKS--Continued
                   INDUSTRIALS (3.3%):
            41,000 Caterpillar, Inc.                      $  2,239,420
            49,400 Illinois Tool Works, Inc.                 3,561,740
                                                          ------------
                                                             5,801,160
                                                          ------------
                   MULTIMEDIA (4.3%):
            65,300 Clear Channel Communications, Inc. (b)    3,065,835
           107,800 The Walt Disney Co.                       2,498,804
            45,000 Tribune Co.                               1,987,650
                                                          ------------
                                                             7,552,289
                                                          ------------
                   SEMI-CONDUCTORS (4.7%):
            44,000 Analog Devices, Inc. (b)                  1,626,240
            45,000 Linear Technology Corp.                   1,748,700
            52,000 Novellus Systems, Inc. (b)                2,464,800
            79,000 Texas Instruments, Inc.                   2,443,470
                                                          ------------
                                                             8,283,210
                                                          ------------
                   TRANSPORTATION (2.0%):
            62,800 Union Pacific Corp.                       3,567,040
                                                          ------------
         TOTAL COMMON STOCKS
           (Cost $142,463,902)                             152,777,184
                                                          ------------

         U.S. GOVERNMENT AGENCIES (6.0%):
                   FEDERAL HOME LOAN BANKS (6.0%):
         5,000,000 1.73%, 05/15/2002                         4,996,735
         5,500,000 1.67%, 05/22/2002                         5,494,610
                                                          ------------
         TOTAL U.S. GOVERNMENT AGENCIES
           (Cost $10,491,297)                               10,491,345
                                                          ------------

         INDEX-LINKED TRUSTS (2.6%):
            43,000 S&P 500 Depositary Receipts               4,637,980
                                                          ------------
         TOTAL INDEX-LINKED TRUSTS
           (Cost $5,075,880)                                 4,637,980
                                                          ------------

                      See Notes to Financial Statements.

OLD WESTBURY CORE EQUITIES FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


            Shares          Security Description            Value
           --------- ----------------------------------- ------------

           INVESTMENT COMPANIES (2.2%):
           3,792,400 SEI Daily Income Government II Fund $  3,792,400
                                                         ------------
           TOTAL INVESTMENT COMPANIES
             (Cost $3,792,400)                              3,792,400
                                                         ------------

           TOTAL INVESTMENTS
             (Cost $161,823,479) (a)--98.0%               171,698,909
           OTHER ASSETS IN EXCESS OF
             LIABILITIES--2.0%                              3,558,872
                                                         ------------
           NET ASSETS--100.0%                            $175,257,781
                                                         ============

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation     $16,727,475
                    Unrealized depreciation      (6,852,046)
                                                -----------
                    Net unrealized appreciation $ 9,875,430
                                                ===========

(b) Non-income producing security.

                      See Notes to Financial Statements.

                                          OLD WESTBURY CAPITAL OPPORTUNITY FUND
                                                       PORTFOLIO OF INVESTMENTS
                                                     April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


            Shares         Security Description            Value
            ------- ----------------------------------- ------------
            COMMON STOCKS (77.0%):
                    ADVERTISING (2.6%):
            350,101 Interpublic Group of Cos., Inc.     $ 10,811,119
             97,000 Lamar Advertising Co. (b)              4,164,210
                                                        ------------
                                                          14,975,329
                                                        ------------
                    BASIC MATERIALS (2.5%):
            217,800 OM Group, Inc.                        14,538,150
                                                        ------------
                    COMMUNICATION SERVICES (1.2%):
            170,720 Verizon Communications, Inc.           6,847,579
                                                        ------------
                    COMPUTER SOFTWARE/SERVICES (2.6%):
            293,000 Automatic Data Processing, Inc.       14,896,120
                                                        ------------
                    CONSUMER CYCLICAL (7.8%):
            299,975 BJ's Wholesale Club, Inc. (b)         13,387,885
            187,281 Dollar Tree Stores, Inc. (b)           7,142,897
            309,700 Lowe's Cos., Inc.                     13,097,213
            271,000 Tiffany & Co.                         10,772,250
                                                        ------------
                                                          44,400,245
                                                        ------------
                    CONSUMER STAPLES (11.7%):
            244,716 Anheuser-Busch Cos., Inc.             12,969,948
            464,612 Brinker International, Inc. (b)       16,001,238
            240,065 General Mills, Inc.                   10,574,863
            186,025 Hain Celestial Group, Inc. (b)         3,409,838
            298,050 Kraft Foods, Inc. Series A            12,231,972
            279,000 Safeway, Inc. (b)                     11,704,050
                                                        ------------
                                                          66,891,909
                                                        ------------
                    ENERGY (4.0%):
            311,000 Exxon Mobil Corp.                     12,492,870
            210,000 Weatherford International, Inc. (b)   10,472,700
                                                        ------------
                                                          22,965,570
                                                        ------------

                      See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares              Security Description                 Value
       ------- -------------------------------------------- -------------
       COMMON STOCKS--Continued
               FINANCE (10.9%):
       491,800 AFLAC, Inc.                                  $  14,704,820
       374,200 Arthur J. Gallagher & Co.                       13,508,620
        20,000 Federated Investors, Inc. Class B                  641,200
       219,311 Fifth Third Bancorp                             15,042,541
       291,000 Merrill Lynch & Co., Inc.                       12,204,540
       151,875 Nationwide Financial Services, Inc.              6,226,875
                                                            -------------
                                                               62,328,596
                                                            -------------
               HEALTHCARE (7.0%):
       276,000 Abbott Laboratories                             14,890,200
        90,634 CIGNA Corp.                                      9,879,106
       437,450 Zimmer Holdings, Inc. (b)                       15,183,890
                                                            -------------
                                                               39,953,196
                                                            -------------
               INDUSTRIALS (13.2%):
       154,400 Avery Dennison Corp.                             9,889,320
       179,200 Dover Corp.                                      6,676,992
       340,140 Fiserv, Inc. (b)                                15,122,624
       144,000 General Dynamics Corp.                          13,980,960
       152,736 Illinois Tool Works, Inc.                       11,012,266
       142,772 L-3 Communications Holdings, Inc. (b)           18,243,405
                                                            -------------
                                                               74,925,567
                                                            -------------
               MULTIMEDIA (5.2%):
       219,100 Gannett Co., Inc.                               16,060,030
       214,900 McGraw-Hill Cos., Inc.                          13,751,451
                                                            -------------
                                                               29,811,481
                                                            -------------
               TRANSPORTATION (5.8%):
       103,410 Expeditors International of Washington, Inc.     5,984,337
       684,890 Southwest Airlines Co.                          12,471,847
       242,100 United Parcel Service, Inc.--Class              14,535,684
                                                            -------------
                                                               32,991,868
                                                            -------------

                      See Notes to Financial Statements.

                                          OLD WESTBURY CAPITAL OPPORTUNITY FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


  Principal
   Amount/
   Shares                  Security Description                     Value
 ----------- -------------------------------------------------  --------------
 COMMON STOCKS--Continued
             UTILITIES (2.5%):
     369,670 Duke Energy Corp.                                    $ 14,169,451
                                                                --------------
 TOTAL COMMON STOCKS  (Cost $361,750,321)                          439,695,061
                                                                --------------

 U.S. GOVERNMENT AGENCIES (17.8%):
             FANNIE MAE (5.2%):
 $30,000,000 1.79%, 06/14/2002                                      29,938,020
                                                                --------------
             FREDDIE MAC (12.6%):
  20,000,000 1.76%, 05/07/2002                                      19,994,400
   6,000,000 1.67%, 05/29/2002                                       5,992,158
  46,000,000 1.76%, 06/06/2002                                      45,922,260
                                                                --------------
                                                                    71,908,818
                                                                --------------
 TOTAL U.S. GOVERNMENT AGENCIES  (Cost $101,839,745)               101,846,838
                                                                --------------

 INDEX-LINKED TRUSTS (4.3%):
     251,200 S&P 400 Mid-Cap Depositary Receipt                     24,765,808
                                                                --------------

 TOTAL INDEX-LINKED TRUSTS  (Cost $21,189,779)                      24,765,808
                                                                --------------

 INVESTMENT COMPANIES (1.4%):
   7,772,800 Federated Trust for U.S. Treasury Obligations           7,772,800
                                                                --------------
 TOTAL INVESTMENT COMPANIES (Cost $7,772,800)                        7,772,800
                                                                --------------

                      See Notes to Financial Statements.

OLD WESTBURY CAPITAL OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


 Shares                  Security Description                        Value
 ------ -------------------------------------------------------  ------------
 TOTAL INVESTMENTS (Cost $492,552,645) (a)--100.5%               $574,080,507
 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.5)%                     (2,902,828)
                                                                 ------------
 NET ASSETS--100.0%                                              $571,177,679
                                                                 ============

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation                                        $ 91,686,897
  Unrealized depreciation                                         (10,159,035)
                                                                 ------------
  Net unrealized appreciation                                    $ 81,527,862
                                                                 ============

(b) Non-income producing security.

                      See Notes to Financial Statements.

                                                OLD WESTBURY INTERNATIONAL FUND
                                                       PORTFOLIO OF INVESTMENTS
                                                     April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


              Shares        Security Description          Value
            ---------- ------------------------------- ------------
            COMMON STOCKS (89.5%):
                       BELGUIM (3.1%)
                       FINANCE (3.1%)
               232,402 Dexia (c)                       $  3,832,339
               401,799 Dexia                              6,622,097
                                                       ------------
                                                         10,454,436
                                                       ------------
                       FINLAND (1.4%):
                       TELECOMMUNICATIONS (1.4%):
               295,190 Nokia Oyj                          4,777,283
                                                       ------------
                       FRANCE (14.1%):
                       BUILDING & CONSTRUCTION (1.6%):
                30,974 Compagnie de Saint-Gobain          5,303,028
                                                       ------------
                       CONSUMER GOODS (4.7%):
               127,363 Renault SA                         5,904,752
               155,217 Sodexho Alliance SA                6,014,240
                99,364 Valeo SA                           4,253,003
                                                       ------------
                                                         16,171,995
                                                       ------------
                       ENERGY (1.6%):
                35,830 Total Fina Elf SA                  5,430,575
                                                       ------------
                       FINANCE (1.3%):
                83,684 BNP Paribas SA                     4,373,644
                                                       ------------
                       SERVICES (2.6%):
               275,777 Vivendi Universal SA               8,794,508
                                                       ------------
                       UTILITIES (2.3%):
               265,843 Suez SA                            7,917,165
                                                       ------------
                                                         58,445,351
                                                       ------------
                       GERMANY (4.8%):
                       FINANCE (0.7%):
                 8,942 Muenchener Rueckver AG             2,215,850
                                                       ------------
                       INSURANCE (2.3%):
                34,197 Allianz AG-Registered              8,042,694
                                                       ------------

                      See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


              Shares         Security Description          Value
            ---------- -------------------------------- ------------
            COMMON STOCKS--Continued
                       TELECOMMUNICATIONS (1.8%):
               464,505 Deutsche Telekom AG              $  6,186,397
                                                        ------------
                                                          16,444,941
                                                        ------------
                       HONG KONG (8.8%):
                       CONSUMER GOODS (1.8%):
             9,425,648 Giordano International Ltd.         6,012,488
                                                        ------------
                       DIVERSIFIED (6.2%):
            11,299,357 China Resources Enterprises Ltd.   10,938,320
             5,120,144 Citic Pacific Ltd.                 10,372,638
                                                        ------------
                                                          21,310,958
                                                        ------------
                       FOREIGN BANKING (0.8%):
             7,797,900 Citic Ka Wah Bank Ltd.              2,599,567
                                                        ------------
                       TELECOMMUNICATIONS (0.0%):
             9,590,934 Kantone Holdings Ltd. (b)              92,230
                                                        ------------
                                                          30,015,243
                                                        ------------
                       ITALY (4.0%):
                       BUILDING & CONSTRUCTION (1.9%):
               767,272 Autostrade SpA                      6,236,327
                                                        ------------
                       FINANCE (1.0%):
               316,350 San Paolo-IMI SpA                   3,526,229
                                                        ------------
                       TELECOMMUNICATIONS (1.1%):
               466,395 Telecom Italia SpA                  3,710,971
                                                        ------------
                                                          13,473,527
                                                        ------------
                       JAPAN (24.1%):
                       BASIC MATERIALS (0.7%):
               384,131 Kuraray Co., Ltd                    2,498,048
                                                        ------------

                      See Notes to Financial Statements.

                                                OLD WESTBURY INTERNATIONAL FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


          Shares             Security Description              Value
        ---------- ---------------------------------------- ------------
        COMMON STOCKS--Continued
                   CAPITAL EQUIPMENT (2.1%):
         1,791,650 Mitsui Engineering & Shipbuilding Co.,
                   Ltd. (b)                                 $  2,204,678
           311,131 Toyota Industries Corp.                     5,003,781
                                                            ------------
                                                               7,208,459
                                                            ------------
                   COMPUTER SOFTWARE/SERVICES (1.0%):
               537 Net One Systems Co., Ltd.                   3,521,449
                                                            ------------
                   CONSUMER GOODS (4.5%):
           463,358 Kao Corp.                                   9,057,854
           239,385 Toyota Motor Corp.                          6,525,292
                                                            ------------
                                                              15,583,146
                                                            ------------
                   ELECTRONICS & ELECTRICAL
                   EQUIPMENT (7.3%):
           584,551 Hitachi, Ltd.                               4,329,502
            41,418 Hoya Corp.                                  3,083,770
           881,781 Konica Corp.                                5,651,914
           417,425 Matsushita Electric Industrial Co., Ltd.    5,591,674
           529,996 Nippon Electric Glass Co., Ltd.             6,150,265
                                                            ------------
                                                              24,807,125
                                                            ------------
                   FINANCE (5.2%):
           847,368 Mitsubishi Estate Co., Ltd.                 6,137,479
           537,051 Nomura Securities Co., Ltd.                 7,486,926
             1,592 UFJ Holdings, Inc. (b)                      3,942,804
                                                            ------------
                                                              17,567,209
                                                            ------------
                   SERVICES (0.9%):
           397,740 Mitsubishi Corp.                            2,983,050
                                                            ------------
                   TELECOMMUNICATIONS (2.4%):
             2,092 Nippon Telegraph & Telephone Corp.          8,227,882
                                                            ------------
                                                              82,396,368
                                                            ------------

                      See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


          Shares           Security Description             Value
          ------- -------------------------------------- ------------
          COMMON STOCKS--Continued
                  NETHERLANDS (1.1%):
                  ENERGY (1.1%):
           71,255 Royal Dutch Petroleum Co.              $  3,775,423
                                                         ------------
                  SWEDEN (1.2%):
                  FINANCE (1.2%):
          704,418 Nordea AB                                 4,010,477
                                                         ------------
                  SWITZERLAND (5.0%):
                  FINANCE (1.9%):
          135,984 UBS, AG (b)                               6,555,367
                                                         ------------
                  HEALTHCARE (3.1%):
          250,037 Novartis AG-Registered                   10,487,016
                                                         ------------
                                                           17,042,383
                                                         ------------
                  UNITED KINGDOM (21.9%):
                  BASIC MATERIALS (2.5%):
          552,620 BOC Group PLC                             8,375,465
                                                         ------------
                  CONSUMER GOODS (0.9%):
          772,958 Tesco PLC                                 2,962,515
                                                         ------------
                  ENERGY (3.5%):
          983,584 BP Amoco PLC                              8,392,422
          501,923 Shell Transportation & Trading CO. PLC    3,573,145
                                                         ------------
                                                           11,965,567
                                                         ------------
                  FINANCE (8.8%):
          353,221 Abbey National PLC                        5,615,911
          851,075 HSBC Holdings PLC                        10,046,200
          379,289 Lloyds TSB Group PLC                      4,361,102
          957,859 Prudential Corp. PLC                     10,189,983
                                                         ------------
                                                           30,213,196
                                                         ------------

                      See Notes to Financial Statements.

                                                OLD WESTBURY INTERNATIONAL FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


             Shares         Security Description           Value
           ---------- --------------------------------- ------------
           COMMON STOCKS--Continued
                      HEALTHCARE (2.8%):
              395,723 GlaxoSmithKline PLC               $  9,573,006
                                                        ------------
                      TELECOMMUNICATIONS (2.7%):
            5,782,337 Vodafone Group PLC                   9,332,459
                                                        ------------
                      TRANSPORTATION (0.7%):
              660,308 British Airways PLC                  2,273,355
                                                        ------------
                                                          74,695,563
                                                        ------------
           TOTAL COMMON STOCKS
             (Cost $307,496,337)                         305,076,559
                                                        ------------

           INVESTMENT COMPANIES (0.1%):
              215,900 Federated Trust for U.S. Treasury
                      Obligations                            215,900
                                                        ------------
           TOTAL INVESTMENT COMPANIES
             (Cost $215,900)                                 215,900
                                                        ------------
           TOTAL INVESTMENTS
             (Cost $307,712,237) (a)--89.6%              305,292,459
           OTHER ASSETS IN EXCESS OF
             LIABILITIES--10.4%                           35,456,647
                                                        ------------
           NET ASSETS--100.0%                           $340,749,106
                                                        ============

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 13,942,583
                   Unrealized depreciation....  (16,362,361)
                                               ------------
                   Net unrealized depreciation $ (2,419,778)
                                               ============

(b) Non-income producing security.
(c) Traded on the French Exchange.

AB--Aktiebolag (Swedish Stock Co.)
AG--Aktiengesellschaft (West German Stock Co.)
NV--Naamloze Vennootschaap (Dutch Corp.)
PLC--Public Limited Company
SA--Societe Anonyme (French Corp.)
SpA--Societa per Azioni (Italian Corp.)

                      See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


         Principal
          Amount             Security Description              Value
         ---------- --------------------------------------- -----------
         CORPORATE BONDS (41.1%):
                    CHEMICALS (1.4%):
         $  600,000 Union Carbide Corp., 6.79%, 06/01/2025,
                    (put 06/01/2005)                        $   613,761
                                                            -----------
                    COMPUTER RELATED (2.6%):
          1,100,000 IBM Corp., 6.22%, 08/01/2027, (put
                    08/01/2004)                               1,155,997
                                                            -----------
                    CONSUMER CYCLICAL (3.6%):
            500,000 Hertz Corp., 6.30%, 11/15/2006, (put
                    11/15/2002)                                 506,909
            820,981 Wal-Mart Stores, Inc., Series 92A1,
                    7.49%, 06/21/2007                           859,172
            189,739 Wal-Mart Stores, Inc., Series 94B1,
                    8.45%, 07/01/2004                           200,496
                                                            -----------
                                                              1,566,577
                                                            -----------
                    CONSUMER STAPLES (2.7%):
            500,000 Coca-Cola Enterprises, 7.00%,
                    10/01/2026, (put 10/01/2006)                535,466
            600,000 Coca-Cola Enterprises, 6.70%,
                    10/15/2036, (put 10/15/2003)                629,362
                                                            -----------
                                                              1,164,828
                                                            -----------
                    DIVERSIFIED (2.0%):
            850,000 Eaton Corp., 6.50%, 06/01/2025, (put
                    06/01/2005)                                 886,380
                                                            -----------
                    ENERGY (6.0%):
            400,000 ChevronTexaco Corp., 6.63%,
                    10/01/2004                                  426,494
            230,067 ChevronTexaco Corp., 8.11%,
                    12/01/2004                                  245,672
             20,000 Detroit Edison Co., Series C, 7.40%,
                    01/15/2003, (MBIA)                           20,625
            500,000 Illinois Power, 6.75%, 03/15/2005           493,496

                      See Notes to Financial Statements.

                                                 OLD WESTBURY FIXED INCOME FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount               Security Description                 Value
      --------- --------------------------------------------- -----------
      CORPORATE BONDS--Continued
                ENERGY--Continued
      $ 100,000 New England Power, Series U,
                8.00%, 08/01/2022                             $   103,497
         75,610 Niagara Mohawk Power, Series D,
                7.25%, 10/01/2002                                  76,875
        780,000 Oklahoma Gas & Electric, 6.50%,
                07/15/2017, (put 07/15/2004)                      813,460
        400,000 Oklahoma Gas & Electric, 6.65%,
                07/15/2027, (put 07/15/2007)                      415,303
                                                              -----------
                                                                2,595,422
                                                              -----------
                FINANCE (13.1%):
      1,453,853 3M Employee Stock Owner, Series 144A,
                5.62%, 7/15/2009                                1,467,228
        500,000 Associates Corp., NA, 6.88%, 08/01/2003           523,687
        175,000 Associates Corp., NA, Series H, MTN, 6.58%,
                06/28/2002                                        176,272
        150,000 Deutsche Ausgleichsbank, 5.13%, 09/22/2003        154,230
        500,000 General Electric Capital Corp, Series A, MTN,
                4.25%, 01/28/2005                                 501,698
        500,000 General Motors Acceptance Corp. MTN,
                6.75%, 01/15/2006                                 516,507
        300,000 General Motors Acceptance Corp., MTN,
                6.75%, 06/10/2002                                 301,467
        550,000 General Motors Acceptance Corp., MTN,
                6.38%, 01/30/2004                                 567,316
        390,000 John Deere Capital Corp., 5.13%, 10/19/2006       376,875
         56,650 Merrill Lynch & Co., Nikkei 225 Market
                Index Target-Term Securities, 3.68%,
                06/14/2002                                        560,835
        500,000 State Street Boston Corp., 7.35%, 06/15/2026,
                (put 06/15/2006)                                  539,166
                                                              -----------
                                                                5,685,281
                                                              -----------

                      See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Principal
        Amount               Security Description               Value
       ---------- ------------------------------------------ -----------
       CORPORATE BONDS--Continued
                  HEALTHCARE (0.3%):
       $  130,000 Kaiser Foundation Hospital, 9.55%,
                  07/15/2005                                 $   143,828
                                                             -----------
                  INDUSTRIALS (2.5%):
          975,000 Ingersoll-Rand Co., 6.39%, 11/15/2027 (put
                  11/15/2004)                                  1,008,490
           70,000 Ingersoll-Rand Co., Series B, MTN, 6.02%,
                  02/15/2028, (put 02/15/2003)                    70,639
                                                             -----------
                                                               1,079,129
                                                             -----------
                  MULTIMEDIA (2.3%):
        1,000,000 Time Warner, Inc., 6.85%, 01/15/2026, (put
                  01/15/2003)                                  1,018,098
                                                             -----------
                  TELECOMMUNICATIONS (1.1%):
          500,000 BellSouth Telecommunications, 6.00%,
                  06/15/2002                                     501,670
                                                             -----------
                  TRANSPORTATION (1.1%):
          500,000 CSX Corp., 6.95%, 05/01/2027, (put
                  05/01/2002)                                    500,000
                                                             -----------
                  YANKEE (2.4%):
          200,000 Amoco Canada, 6.75%, 02/15/2005                211,481
          200,000 International Bank for Reconstruction &
                  Development, 12.38%, 10/15/2002                209,061
          100,000 International Bank for Reconstruction &
                  Development, 7.00%, 01/27/2005                 107,748
          500,000 Swedish Export Credit Corp., 8.25%,
                  01/15/2023                                     534,465
                                                             -----------
                                                               1,062,755
                                                             -----------
       TOTAL CORPORATE BONDS
         (Cost $17,710,432)                                   17,973,726
                                                             -----------

                      See Notes to Financial Statements.

                                                 OLD WESTBURY FIXED INCOME FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


            Principal
             Amount          Security Description          Value
            ---------- -------------------------------- -----------
            U.S. GOVERNMENT SECURITIES (28.7%):
                       U.S. TREASURY BONDS (18.5%):
            $5,500,000 6.00%, 02/15/2026                $ 5,676,171
               300,000 5.38%, 02/15/2031                    290,484
             2,103,276 3.38%, 04/15/2032 (b)              2,150,272
                                                        -----------
                                                          8,116,927
                                                        -----------
                       U.S. TREASURY NOTES (10.2%):
             1,025,000 5.75%, 11/15/2005                  1,081,135
             1,925,000 6.50%, 10/15/2006                  2,087,196
               561,792 3.50%, 01/15/2011 (b)                579,523
               700,000 5.00%, 02/15/2011                    696,172
                                                        -----------
                                                          4,444,026
                                                        -----------
            TOTAL U.S. GOVERNMENT SECURITIES
              (Cost $12,284,901)                         12,560,953
                                                        -----------

            U.S. GOVERNMENT AGENCIES (21.3%):
                       FANNIE MAE (0.2%):
               106,000 5.13%, 02/13/2004                    109,072
                                                        -----------
                       FEDERAL HOME LOAN BANKS (11.2%):
               200,000 3.88%, 12/15/2004                    200,733
               815,000 5.38%, 02/15/2005                    845,729
               500,000 7.13%, 02/15/2005                    541,918
               100,000 7.59%, 03/10/2005                    109,719
               400,000 5.38%, 05/15/2006                    411,076
               395,000 5.25%, 08/15/2006                    402,997
             2,000,000 4.13%, 11/15/2006                  1,943,487
               425,000 4.88%, 11/15/2006                    426,060
                                                        -----------
                                                          4,881,719
                                                        -----------

                      See Notes to Financial Statements.

OLD WESTBURY FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


        Principal
         Amount              Security Description               Value
        ---------- ----------------------------------------- -----------
        U.S. GOVERNMENT AGENCIES--Continued
                   PRIVATE EXPORT FUNDING (2.4%):
        $   50,000 6.90%, 01/31/2003                         $    51,647
           300,000 7.03%, 10/31/2003                             316,573
           350,000 6.62%, 10/01/2005                             374,391
           300,000 5.34%, 03/15/2006                             306,929
                                                             -----------
                                                               1,049,540
                                                             -----------
                   STUDENT LOAN MARKETING
                   ASSOCIATION (0.1%):
            27,226 9.40%, 05/31/2002, Series A, MTN               27,348
                                                             -----------
                   TENNESSEE VALLEY AUTHORITY
                   (7.4%):
         1,550,000 4.88%, 12/15/2016, (put 12/15/2006)         1,549,031
         1,000,000 5.88%, 04/01/2036, (put 04/03/2006)         1,044,082
           600,000 5.98%, 04/01/2036, (put 04/01/2006)           629,451
                                                             -----------
                                                               3,222,564
                                                             -----------
        TOTAL U.S. GOVERNMENT AGENCIES
          (Cost $9,161,488)                                    9,290,243
                                                             -----------
        MUNICIPAL BONDS (3.9%):
                   CONNECTICUT (0.5%):
           225,000 Connecticut State, GO, Taxable--Series A,
                   5.89%, 11/01/2002                             228,859
                                                             -----------
                   MAINE (0.2%):
           100,000 Maine State, GO, Taxable, 7.15%,
                   09/01/2002                                    101,512
                                                             -----------
                   MISSOURI (2.3%):
           945,000 Kansas City Planned Industrial Expansion,
                   Revenue Bond, Taxable, 10.20%, 11/01/2014   1,000,376
                                                             -----------

                      See Notes to Financial Statements.

                                                 OLD WESTBURY FIXED INCOME FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


       Principal
        Amount               Security Description                Value
       ---------- ------------------------------------------- -----------
       MUNICIPAL BONDS--Continued
                  TEXAS (0.9%):
       $   50,000 Texas State, GO, Taxable, 7.13%, 12/01/2003 $    52,963
          320,000 Texas State, GO, Taxable, 6.15%, 12/01/2006     330,768
                                                              -----------
                                                                  383,731
                                                              -----------
       TOTAL MUNICIPAL BONDS
         (Cost $1,655,280)                                      1,714,478
                                                              -----------

       INVESTMENT COMPANIES (3.5%):
        1,509,400 SEI Daily Income Government II Fund           1,509,400
                                                              -----------
       TOTAL INVESTMENT COMPANIES
          (Cost $1,509,400)                                     1,509,400
                                                              -----------
       TOTAL INVESTMENTS
         (Cost $42,321,501) (a)--98.5%                         43,048,800
       OTHER ASSETS IN EXCESS OF LIABILITIES--1.5%                656,851
                                                              -----------
       NET ASSETS--$100.0%                                    $43,705,651
                                                              ===========

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $790,808
                     Unrealized depreciation....  (63,509)
                                                 --------
                     Net unrealized appreciation $727,299
                                                 ========

(b) Inflation protected security.

GO--General Obligations
MTN--Medium Term Note
MBIA--Insured by Municipal Bond Insurance Assoc.

                      See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Principal
        Amount              Security Description                Value
       --------- ------------------------------------------- -----------
       MUNICIPAL BONDS (99.9%):
                 ALABAMA (1.6%):
       $110,000  Alabama State Public School & College,
                 Revenue Bonds, Series C, 5.00%, 05/01/2013,
                 (FSA)                                       $   114,766
        400,000  Alabama Water Pollution Control Authority,
                 Revenue Bonds, 5.50%, 08/15/2014, (AMBAC)       428,528
        120,000  Calhoun County, Gasoline Tax Anticipation
                 Warrants, 5.15%, 03/01/2013, (AMBAC)            125,586
        140,000  Pelham, GO, Warrants, 5.15%, 12/01/2014,
                 (AMBAC)                                         146,930
                                                             -----------
                                                                 815,810
                                                             -----------
                 ARIZONA (0.4%):
        195,000  Chandler Water & Sewer, Revenue Bonds,
                 3.75%, 07/01/2008, (AMBAC)                      195,388
                                                             -----------
                 ARKANSAS (1.8%):
        635,000  Fayetteville, Waterworks & Sewer, Series B,
                 Revenue Bonds, 4.65%, 08/15/2013, (AMBAC)       647,713
        275,000  Fayetteville, Waterworks & Sewer, Series B,
                 Revenue Bonds, 4.75%, 08/15/2014, (AMBAC)       280,250
                                                             -----------
                                                                 927,963
                                                             -----------
                 COLORADO (1.0%):
        485,000  Longmont Sales & Use Tax, Revenue Bonds,
                 5.63%, 11/15/2017                               506,258
                                                             -----------
                 DISTRICT OF COLUMBIA (0.5%):
        255,000  District of Columbia, GO, Series A, 5.63%,
                 06/01/2002, (MBIA-IBC)                          255,831
                                                             -----------
                 GEORGIA (1.0%):
        500,000  Private Colleges & Universities Authority,
                 Emory University, Revenue Bonds, Series A,
                 5.25%, 09/01/2009                               541,680
                                                             -----------

                      See Notes to Financial Statements.

                                               OLD WESTBURY MUNICIPAL BOND FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Principal
        Amount              Security Description                Value
       --------- ------------------------------------------- -----------
       MUNICIPAL BONDS--Continued
                 ILLINOIS (11.7%):
       $160,000  Calumet Park, GO, 4.70%, 12/01/2010, (FGIC) $   166,326
        400,000  Chicago Board of Education, Chicago School
                 Reform. GO, 6.75%, 12/01/2008, (AMBAC)          468,864
        225,000  Chicago Neighborhoods Alive 21 PG-A, GO,
                 5.88%, 01/01/2019, (FGIC)                       241,254
        500,000  Chicago, GO, Series A-2, 6.25%, 01/01/2013,
                 (AMBAC)                                         576,460
        315,000  Chicago, GO, Series B, 5.00%, 01/01/2011,
                 (AMBAC)                                         332,026
        290,000  Cook County School District No. 149 East
                 Dolton, GO, Series A, 4.60%, 12/01/2011,
                 (AMBAC)                                         297,546
        285,000  Cook County School District No. 92.5, GO,
                 5.00%, 12/01/2010, (FSA)                        302,391
        150,000  Cook County School District No. 153, GO,
                 Series A, 5.00%, 12/01/2009                     159,834
        100,000  Du Page County Community High School
                 District No. 087, GO, Series A, 4.50%,
                 12/01/2005                                      104,981
        400,000  Du Page County Community High School
                 District No. 099, GO, 4.88%, 12/01/2018,
                 (FSA)                                           395,228
        150,000  Du Page County Community High School
                 District No. 202, GO, 5.55%, 12/30/2017,
                 (FSA)                                           158,132
        100,000  Forest Park, IL GO, 4.50%, 12/01/2010,
                 (AMBAC)                                         102,522
        100,000  Forest Park, IL GO, 4.75%, 12/01/2011,
                 (AMBAC)                                         103,932
        100,000  Forest Park, IL GO, 4.75%, 12/01/2012,
                 (AMBAC)                                         103,320

                      See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


    Principal
     Amount                  Security Description                   Value
    --------- -------------------------------------------------- -----------
    MUNICIPAL BONDS--Continued
              ILLINOIS--Continued
    $260,000  Freeport Sewer System Improvements, GO,
              5.55%, 12/01/2014, (AMBAC)                         $   280,691
     100,000  Gail Borden Public Library District, GO,
              4.63%, 12/15/2008, (FGIC)                              104,956
     400,000  Illinois State Sales Tax Revenue Bonds, Series
              Z, 5.00%, 06/15/2012                                   417,944
     300,000  Illinois State Toll Highway Authority, Revenue
              Bonds, Series A, 3.50%, 01/01/2005                     300,672
     100,000  Illinois State, First Series GO, 4.00%,
              04/01/2007, (FSA)                                      101,749
     500,000  Illinois State, First Series GO, 5.25%,
              04/01/2008, (FSA)                                      537,420
     210,000  Kane County Community School District No.
              304, GO, 6.10%, 06/01/2006, (FGIC)                     232,247
      80,000  Northern Illinois University, Revenue Bonds,
              5.50%, 04/01/2013. (AMBAC)                              84,750
     100,000  Piatt, Champaign & De Witt Counties
              Community School District No. 025, GO,
              Series B, 4.60%, 10/01/2012, (MBIA)                    101,863
     100,000  Rockford, Series A, GO, 5.38%, 12/15/2013,
              (FSA)                                                  106,430
     140,000  Saline Gallatin & Counties, GO, 5.75%,
              10/01/2004, (FGIC)                                     150,374
     160,000  University of Illinois, CP, Utility Infrastructure
              Projects B, 5.50%, 08/15/2011, (AMBAC)                 174,742
                                                                 -----------
                                                                   6,106,654
                                                                 -----------
              INDIANA (15.8%):
     150,000  Avon Two Thousand School Building Corp.,
              Revenue Bonds, 5.00%, 07/15/2006, (FGIC)               159,791

                      See Notes to Financial Statements.

                                               OLD WESTBURY MUNICIPAL BOND FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Principal
        Amount               Security Description                Value
       --------- -------------------------------------------- -----------
       MUNICIPAL BONDS--Continued
                 INDIANA--Continued
       $285,000  Eagle-Union Community School Building Corp.,
                 Revenue Bonds, 4.50%, 07/05/2012, (FSA)      $   287,947
        100,000  East Allen Multiple School Building Corp.,
                 Revenue Bonds, 5.05%, 07/15/2005, (FSA)          106,426
        315,000  East Allen Multiple School Building Corp.,
                 Revenue Bonds, 5.00%, 07/10/2014, (FSA)          326,091
        215,000  East Allen Multiple School Building Corp.,
                 Revenue Bonds, 5.13%, 07/10/2015, (FSA)          222,119
        560,000  Franklin Community Multiple School Building
                 Corp., Revenue Bonds, 5.13%, 07/15/2012,
                 (FSA)                                            593,191
         75,000  Franklin Township School Building Corp.,
                 Revenue Bonds, 5.75%, 07/15/2010                  83,872
        500,000  Goshen Chandler School Building, Revenue
                 Bonds, GO, 4.00%, 01/10/2007, (FGIC)             508,125
        385,000  Henry County Government Center Building
                 Corp., Revenue Bonds, 4.50%, 01/05/2012,
                 (FGIC)                                           389,701
        500,000  Indiana Transportation Finance Authority
                 Highway, Revenue Bonds, Series B, 5.00%,
                 12/01/2009, (AMBAC)                              524,045
        635,000  Indiana University, Series L, Revenue Bonds,
                 5.00%, 08/01/2013                                656,717
        145,000  Lebanon Middle School Building Corp.,
                 Revenue Bonds, 5.05%, 07/15/2011, (FSA)          153,907
        500,000  Marion County Convention & Recreational
                 Facilities Excise Tax, Revenue Bonds, Series
                 A, 5.50%, 06/01/2013, (MBIA)                     540,930
        700,000  Mount Vernon of Hancock County Multiple
                 School Building Corp., Revenue Bonds, Series
                 A, 5.25%, 01/15/2014                             730,757

                      See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount               Security Description                 Value
      --------- --------------------------------------------- -----------
      MUNICIPAL BONDS--Continued
                INDIANA--Continued
      $170,000  Noblesville Elementary Intermediate School
                Building Corp., GO, 5.30%, 07/15/2009, (FSA)  $   183,374
       205,000  Noblesville Elementary Intermediate School
                Building Corp., GO, 5.50%, 07/15/2012, (FSA)      222,728
       130,000  Noblesville West School Building Corp.,
                Revenue Bonds, 4.65%, 07/05/2005                  135,598
       260,000  Northern Wells Community School Building
                Corp. Revenue Bonds., 5.00%, 01/15/2016,
                (FGIC)                                            264,022
       370,000  Northern Wells Community School Building
                Corp. Revenue Bonds., 5.00%, 07/15/2016,
                (FGIC)                                            375,724
       500,000  Purdue University, Indiana University Student
                Fee Revenue Bonds, Series H, 5.25%,
                07/01/2011                                        536,570
       120,000  Warsaw Community Public Library, GO,
                3.95%, 07/01/2008, (FSA)                          120,958
       605,000  Westfield High School Building Corp.,
                Revenue Bonds, Series 98, 5.00%, 07/05/2009,
                (AMBAC)                                           638,971
       135,000  Westfield-Washington Elementary Building
                Corp., GO, 4.75%, 01/15/2011, (FGIC)              139,988
       255,000  Westfield-Washington Elementary Building
                Corp., GO, 4.75%, 07/15/2011, (FGIC)              264,884
                                                              -----------
                                                                8,166,436
                                                              -----------
                IOWA (1.0%):
       500,000  Iowa Finance Authority, Iowa State Revolving
                Fund, Revenue Bonds, 5.25%, 02/01/2010            538,890
                                                              -----------

                      See Notes to Financial Statements.

                                               OLD WESTBURY MUNICIPAL BOND FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Principal
        Amount              Security Description                Value
       --------- ------------------------------------------- -----------
       MUNICIPAL BONDS--Continued
                 KANSAS (2.2%):
       $975,000  Johnson County Water District No. 001,
                 Revenue Bonds, 5.00%, 12/01/2013            $ 1,019,839
        130,000  Olathe, GO, Series 198, 4.50%, 04/01/2009       134,679
                                                             -----------
                                                               1,154,518
                                                             -----------
                 KENTUCKY (1.4%):
        120,000  Hopkins County, GO, 5.63%, 02/01/2016,
                 (FGIC)                                          128,257
        550,000  Kentucky State Property & Buildings
                 Community, Project # 73, Revenue Bonds,
                 5.25%, 11/01/2009                               594,935
                                                             -----------
                                                                 723,192
                                                             -----------
                 MICHIGAN (8.3%):
        350,000  Caledonia Community Schools, GO, 5.25%,
                 05/01/2015, (Q-SBLF)                            364,875
        130,000  Central Montcalm Public Schools, GO, 5.35%,
                 05/01/2011, (MBIA Q-SBLF)                       139,224
        240,000  Dundee Community School District, GO,
                 5.38%, 05/01/2014, (Q-SBLF)                     253,670
        250,000  Dundee Community School District, GO,
                 5.38%, 05/01/2019, (Q-SBLF)                     256,465
        325,000  East Lansing School District, GO, 5.35%,
                 05/01/2016, (Q-SBLF)                            338,315
        275,000  Gibraltar School District, GO, 5.00%,
                 05/01/2007, (MBIA)                              294,058
        250,000  Grand Rapids, Public Schools, CP, 4.55%,
                 11/01/2012, (MBIA)                              255,985
        320,000  Lake Orion Community School District, GO,
                 Series A, 5.70%, 05/01/2013, (FGIC Q-SBLF)      348,058
        500,000  Livonia Public Schools, GO, 5.63%,
                 05/01/2014, (FGIC Q-SBLF)                       539,230

                      See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


     Principal
      Amount                Security Description                  Value
     --------- ----------------------------------------------- -----------
     MUNICIPAL BONDS--Continued
               MICHIGAN--Continued
     $450,000  Milan Schools, GO, Series A, 5.50%,
               05/01/2014, (FGIC Q-SBLF)                       $   479,997
      350,000  Romulus Community Schools, GO, 5.25%,
               05/01/2015, ( Q-SBLF)                               366,429
      150,000  St. Johns Public Schools, GO, 5.00%,
               05/01/2013, (FGIC Q-SBLF)                           154,749
      150,000  Van Buren County, GO, 5.00%, 05/01/2015,
               (AMBAC)                                             154,698
      375,000  Warren, GO, 5.00%, 06/01/2016                       379,991
                                                               -----------
                                                                 4,325,744
                                                               -----------
               MINNESOTA (0.3%):
      140,000  Roseville Independent School District No. 623,
               GO, Series A, 5.00%, 02/01/2013, (FSA)              146,376
                                                               -----------
               NEBRASKA (2.4%):
      285,000  Douglas County School District No. 054, GO,
               4.60%, 12/15/2012, (FSA)                            292,213
      580,000  Nebraska Utility Corp. University of Nebraska,
               Lincoln Project, Revenue Bonds, 5.00%,
               01/01/2012                                          604,998
      350,000  University of Nebraska Facilities Corp, Medical
               Center Research Project, Revenue Bonds,
               4.00%, 02/15/2006                                   358,383
                                                               -----------
                                                                 1,255,594
                                                               -----------
               NEVADA (2.0%):
      525,000  Washoe County School District, GO, 5.13%,
               06/01/2011, (FGIC)                                  551,985
      500,000  Washoe County, GO, 5.00%, 06/01/2017,
               (MBIA)                                              501,790
                                                               -----------
                                                                 1,053,775
                                                               -----------

                      See Notes to Financial Statements.

                                               OLD WESTBURY MUNICIPAL BOND FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Principal
        Amount               Security Description                Value
       ---------- ------------------------------------------- -----------
       MUNICIPAL BONDS--Continued
                  NEW JERSEY (2.5%):
       $  100,000 Allendale Board of Education, GO, 4.00%,
                  09/15/2009                                  $   101,018
          300,000 Ewing & Lawrence Sewer Authority,
                  Revenue Bonds, 4.40%, 12/15/2014, (FGIC)        300,189
          500,000 Hammonton School District, 4.75%,
                  08/01/2010, (FGIC)                              525,460
          200,000 Lawrence Township, GO, 4.25%, 10/01/2009,
                  (MBIA)                                          204,730
          170,000 New Jersey State Transportation, Revenue
                  Bonds, Series C, 5.38%, 12/15/2007              186,361
                                                              -----------
                                                                1,317,758
                                                              -----------
                  NEW MEXICO (3.4%):
        1,700,000 New Mexico Finance Authority, State Office
                  Building, Revenue Bonds, Series A, 5.00%,
                  06/01/2015                                    1,746,545
                                                              -----------
                  NEW YORK (0.0%):
           20,000 New York, GO, Series D, 6.00%, 02/15/2020        21,954
                                                              -----------
                  OHIO (1.1%):
          175,000 Clearview Local School District, GO, 6.65%,
                  12/01/2017                                      212,823
          150,000 Ohio State Higher Educational Facilities,
                  University of Dayton, Revenue Bonds,
                  5.20%, 12/01/2010, (AMBAC)                      159,698
          175,000 Wellston City School District, GO, 5.80%,
                  12/01/2013                                      197,323
                                                              -----------
                                                                  569,844
                                                              -----------

                      See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                Security Description                 Value
      --------- ---------------------------------------------- -----------
      MUNICIPAL BONDS--Continued
                OREGON (4.7%):
      $700,000  Oregon State Department of Administrative
                Services, CP, Series C, 5.00%, 11/01/2008,
                (MBIA)                                         $   754,165
       200,000  Oregon State Department of Administrative
                Service Lottery, Revenue Bonds, Series A,
                4.50%, 04/01/2012, (FSA)                           204,166
       625,000  Oregon State Department of Administrative
                Services Lottery, Revenue Bonds, Series A,
                5.00%, 04/01/2008, (FSA)                           669,381
       750,000  Oregon State Department of Administrative
                Services Lottery, Revenue Bonds, Series A,
                5.50%, 04/01/2015, (FSA)                           810,337
                                                               -----------
                                                                 2,438,049
                                                               -----------
                PENNSYLVANIA (2.0%):
       190,000  Franklin Township Municipal Sanitation
                Authority, Revenue Bonds, Series A, 4.00%,
                01/01/2003, (FSA)                                  192,605
       195,000  Franklin Township Municipal Sanitation
                Authority, Revenue Bonds, Series A, 4.05%,
                01/01/2004, (FSA)                                  199,787
       315,000  Kennett, Consolidated School District, GO,
                Series A, 4.45%, 02/15/2011, (FGIC)                321,952
       100,000  Kennett, Consolidated School District, GO,
                Series A, 5.00%, 02/15/2013, (FGIC)                104,840
       215,000  New Castle School District, GO, 4.40%,
                03/01/2011, (MBIA)                                 218,978
                                                               -----------
                                                                 1,038,162
                                                               -----------
                RHODE ISLAND (1.0%):
       500,000  Rhode Island State & Province Plantations, GO,
                Series C, 5.00%, 09/01/2010                        534,100
                                                               -----------

                      See Notes to Financial Statements.

                                               OLD WESTBURY MUNICIPAL BOND FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount               Security Description                 Value
      --------- --------------------------------------------- -----------
      MUNICIPAL BONDS--Continued
                SOUTH CAROLINA (0.6%):
      $100,000  Piedmont Municipal Power Agency Electric,
                Revenue Bonds, 6.30%, 01/01/2022, (MBIA)      $   104,890
       250,000  South Carolina State, GO, Series A, 3.50%,
                01/01/2016                                        218,533
                                                              -----------
                                                                  323,423
                                                              -----------
                TEXAS (14.0%):
       110,000  Alief Independent School District, GO, 5.00%,
                02/15/2013, (PSF-GTD)                             114,296
       555,000  Allen, GO, 4.50%, 09/01/2013, (AMBAC)             557,009
       500,000  Dallas Waterworks & Sewer System, Revenue
                Bonds, 5.00%, 10/01/2011                          522,985
       500,000  Del Valle Independent School District, GO,
                5.00%, 02/01/2014, (PSF-GTD)                      514,330
       470,000  Gregory Portland Independent School District,
                GO, 5.50%, 08/15/2019, (PSF-GTD)                  486,441
       100,000  Harrison County, GO, 3.75%, 02/15/2006,
                (AMBAC)                                           100,981
       155,000  Jefferson County, GO., 5.75%, 08/01/2014,
                (FGIC)                                            170,691
       255,000  Laredo, GO, 5.38%, 08/15/2020, (FGIC)             260,174
       220,000  McKinney, GO, 5.20%, 08/15/2014, (FGIC)           228,490
       210,000  Montgomery County Municipal Utility District
                No. 47, GO, 6.70%, 10/01/2012, (AMBAC)            235,878
       250,000  Montgomery County Municipal Utility District
                No. 47, GO, 6.13%, 10/01/2015, (AMBAC)            276,170
       290,000  New Braunfels Independent School, GO,
                5.75%, 02/01/2014, (PSF-GTD)                      313,690
       650,000  San Antonio, GO, 5.00%, 08/01/2009                691,360
       500,000  San Antonio, GO, 5.00%, 02/01/2020                487,270
       295,000  San Felipe Del Rio Independent School
                District, GO, 5.38%, 08/15/2016, (PSF-GTD)        306,499

                      See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount               Security Description                 Value
      --------- --------------------------------------------- -----------
      MUNICIPAL BONDS--Continued
                TEXAS--Continued
      $265,000  Tarrant County Health Facilities, Revenue
                Bonds, Series A, 5.00%, 09/01/2015, (FGIC)    $   271,137
       635,000  Texas State Public Finance Authority, GO,
                5.90%, 10/01/2017                                 678,529
       285,000  Travis County, GO, 4.00%, 03/01/2017              255,588
       730,000  Ysleta Independent School District, Revenue
                Bonds, 5.50%, 11/15/2010, (AMBAC)                 808,613
                                                              -----------
                                                                7,280,131
                                                              -----------
                UTAH (0.4%):
       200,000  Salt Lake City Water District, Revenue Bonds,
                5.05%, 07/01/2011, (AMBAC)                        209,150
                                                              -----------
                WASHINGTON (2.0%):
       300,000  King County Sewer, GO, Revenue Bonds,
                6.25%, 01/01/2035                                 321,390
       500,000  Washington State, GO, Series A, 6.00%,
                09/01/2015                                        533,805
       180,000  Washington State, GO, Series DD-14 & B,
                6.00%, 09/01/2019                                 192,170
                                                              -----------
                                                                1,047,365
                                                              -----------
                WEST VIRGINIA (0.5%):
       250,000  West Virginia University, Revenue Bonds,
                Series A, 5.50%, 04/01/2017, (MBIA)               270,105
                                                              -----------
                WISCONSIN (16.3%):
       410,000  Amery School District, GO, Series A, 5.00%,
                10/01/2013, (FGIC)                                427,618
       150,000  Ashwaubenon School District, GO, 5.00%,
                04/01/2011                                        158,309
       135,000  Cedarburg School District, GO, Series B,
                5.00%, 03/01/2013, (FSA)                          139,795

                      See Notes to Financial Statements.

                                               OLD WESTBURY MUNICIPAL BOND FUND
                                                       PORTFOLIO OF INVESTMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                Security Description                 Value
      --------- ---------------------------------------------- -----------
      MUNICIPAL BONDS--Continued
                WISCONSIN--Continued
      $145,000  Cedarburg School District, GO, Series B,
                5.00%, 03/01/2014, (FSA)                       $   148,873
       500,000  Fond Du Lac, Promissory Notes, GO, 4.40%,
                05/01/2011, (FGIC)                                 506,105
       135,000  Fredonia Promissory Notes, GO, 4.20%,
                09/01/2008, (MBIA)                                 138,372
       225,000  Geneva Joint School District No. 4, GO, 5.25%,
                04/01/2012, (FSA)                                  240,874
       700,000  Kenosha Union School District No. 001, GO,
                Series B, 5.13%, 04/01/2014, (FSA)                 729,357
       370,000  LadySmith Hawkins School District, GO,
                4.60%, 09/01/2014, (FGIC)                          371,635
       450,000  LadySmith Hawkins School District, GO,
                4.80%, 09/01/2016, (FGIC)                          446,643
       650,000  Menomonee Falls Water Systems, Revenue
                Bonds, 4.60%, 12/01/2010, (FSA)                    670,573
       375,000  Menomonee Falls Water Systems, Revenue
                Bonds, 4.70%, 12/01/2011, (FSA)                    387,086
       265,000  Minocqua Hazelhurst School District No.1, GO,
                3.75%, 07/01/2005, (FSA)                           271,023
       345,000  Oak Creek-Franklin School District, GO,
                4.30%, 04/01/2007, (FGIC)                          356,913
       250,000  Oshkosh Corp., GO, Series A, 5.50%,
                12/01/2007, (FGIC)                                 255,493
       775,000  Outagamie County, GO, 5.50%, 04/01/2014            832,210
       365,000  Sauk County, GO, 3.75%, 10/01/2007                 368,460
       220,000  Two Rivers Public School District, GO, 5.75%,
                03/01/2012, (FSA)                                  240,876
       505,000  Verona Area School District, GO, Series A,
                5.50%, 10/01/2012, (MBIA)                          543,456

                      See Notes to Financial Statements.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


        Principal
         Amount              Security Description              Value
        ---------- ---------------------------------------- -----------
        MUNICIPAL BONDS--Continued
                   WISCONSIN--Continued
        $  300,000 Waupun School District, GO, 4.85%,
                   04/01/2014, (FGIC)                       $   304,188
           300,000 Whitewater Waterworks Systems, Revenue
                   Bonds, 5.20%, 10/01/2014, (MBIA)             314,184
           135,000 Whitewater, GO, 4.38%, 09/01/2008, (FSA)     139,693
           185,000 Whitewater, GO, 4.38%, 09/01/2009, (FSA)     189,601
           240,000 Wisconsin State Health & Educational
                   Facilities, Revenue Bonds, 6.13%,
                   08/15/2022, (MBIA)                           251,136
                                                            -----------
                                                              8,432,473
                                                            -----------
        TOTAL MUNICIPAL BONDS
           (Cost $50,403,762)                                51,943,168
                                                            -----------

        INVESTMENT COMPANIES (5.7%):
         2,974,100 SEI Tax-Exempt Trust Money Market Fund     2,974,100
                                                            -----------
        TOTAL INVESTMENT COMPANIES
          (Cost $2,974,100)                                   2,974,100
                                                            -----------
        TOTAL INVESTMENTS
           (Cost $53,377,865) (a)--105.6%                    54,917,268
        LIABILITIES IN EXCESS OF OTHER ASSETS--
          (5.6)%                                             (2,900,087)
                                                            -----------
        NET ASSETS--100.0%                                  $52,017,181
                                                            ===========

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                Unrealized appreciation............ $1,550,233
                Unrealized depreciation............    (10,830)
                                                    ----------
                Net unrealized appreciation........ $1,539,403
                                                    ==========

AMBAC--Insured by AMBAC Indemnity Corp.
FGIC--Insured by Financial Guaranty Insurance Corp.
FSA--Insured by Financial Security Assurance, Inc.
GO--General Obligations
MBIA--Insured by Municipal Bond Insurance Assoc.
PSF-GTD--Permanent School Fund Guarantee
Q-SBLF--Qualified-School Bond Loan Fund
CP--Certificates of Participation

                      See Notes to Financial Statements.

                                                       OLD WESTBURY FUNDS, INC.
                                           STATEMENTS OF ASSETS AND LIABILITIES
                                                     April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                          Core         Capital                      Fixed
                                        Equities     Opportunity  International     Income     Municipal
                                          Fund          Fund          Fund           Fund      Bond Fund
                                      ------------  ------------  -------------  -----------  -----------
Assets:
  Investments, at market value....... $171,698,909  $574,080,507  $ 305,292,459  $43,048,800  $54,917,268
  Foreign currency (Cost
   $32,838,030)......................           --            --     34,198,216           --           --
  Cash...............................            6             7             47           61           14
  Accrued income receivable..........       80,688       257,633      1,689,853      628,163      696,818
  Receivable for investments sold....    4,055,147            --      3,879,458           --      325,177
  Receivable for withholding taxes
   on dividends......................           --            --      1,019,861           --           --
  Prepaid expenses...................       10,443        10,785          9,196       10,015        9,697
  Receivable from investment
   advisor...........................           --            --             --       36,915           --
                                      ------------  ------------  -------------  -----------  -----------
      Total Assets...................  175,845,193   574,348,932    346,089,090   43,723,954   55,948,974
                                      ------------  ------------  -------------  -----------  -----------
Liabilities:
  Payable for investments
   purchased.........................      398,970     2,567,697      4,925,734           --    3,889,071
  Unrealized depreciation on foreign
   currency contracts................           --            --          6,373           --           --
  Accrued expenses and other
   payables:
   Investment advisory...............       98,259       291,381        205,247           --       17,445
   Administration....................       14,458        46,251         27,408        3,427        4,249
   Shareholder services and 12b-1....       36,346       116,271         68,899        8,615       10,681
   Custody...........................       21,808        69,763         55,120        5,169        6,409
   Other.............................       17,571        79,890         51,203        1,092        3,938
                                      ------------  ------------  -------------  -----------  -----------
      Total Liabilities..............      587,412     3,171,253      5,339,984       18,303    3,931,793
                                      ------------  ------------  -------------  -----------  -----------
Net Assets........................... $175,257,781  $571,177,679  $ 340,749,106  $43,705,651  $52,017,181
                                      ============  ============  =============  ===========  ===========
  Net Assets consist of:
   Paid in capital...................  194,202,114   492,463,882    484,668,041   42,550,833   49,796,510
   Accumulated net investment
    income/(loss)....................     (145,408)     (124,723)       746,328      460,301      565,106
   Accumulated net realized gain/
    (loss) on investments and
    foreign currencies
    translations.....................  (28,674,355)   (2,689,342)  (143,843,197)     (32,782)     116,162
   Net unrealized appreciation/
    (depreciation) on
    investments......................    9,875,430    81,527,862     (2,419,778)     727,299    1,539,403
   Net unrealized appreciation on
    foreign currencies
    translations.....................           --            --      1,597,712           --           --
                                      ------------  ------------  -------------  -----------  -----------
Net Assets........................... $175,257,781  $571,177,679  $ 340,749,106  $43,705,651  $52,017,181
                                      ============  ============  =============  ===========  ===========
Net Asset Value, Maximum Offering
 Price and Redemption Proceeds
 per Share........................... $      11.58  $      14.98  $        8.34  $     10.64  $     10.99
                                      ============  ============  =============  ===========  ===========
Shares of Capital Stock
 Outstanding.........................   15,136,613    38,125,937     40,858,395    4,109,543    4,735,156
                                      ============  ============  =============  ===========  ===========
Investments, at cost................. $161,823,479  $492,552,645  $ 307,712,237  $42,321,501  $53,377,865
                                      ============  ============  =============  ===========  ===========

                      See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                       Core       Capital                    Fixed     Municipal
                                     Equities   Opportunity  International   Income      Bond
                                       Fund        Fund          Fund         Fund       Fund
                                   -----------  -----------  ------------- ---------  ----------
Investment Income:
  Interest........................ $    49,464  $ 1,167,004  $    396,480  $ 887,565  $1,078,558
  Dividend........................     846,857    1,990,288     2,671,289     15,016      23,131
  Foreign tax withholding.........          --           --      (196,323)        --          --
                                   -----------  -----------  ------------  ---------  ----------
   Total Income...................     896,321    3,157,292     2,871,446    902,581   1,101,689
                                   -----------  -----------  ------------  ---------  ----------
Expenses:
  Investment advisory.............     567,223    1,597,864     1,178,483     80,631     112,071
  Custody.........................     125,176      380,871       315,460     26,877      37,357
  Administration..................      84,640      257,460       159,217     18,161      25,264
  Shareholder services
   and 12b-1......................     208,626      634,781       394,321     44,795      62,262
  Registration....................       8,209       15,350        10,717      5,677       5,969
  Amortization of organization
   costs..........................          --        1,845            --         --          --
  Insurance premiums..............       4,137        8,138         6,532      2,720       2,944
  Printing and postage............       4,222       12,450         7,668        809       1,228
  Legal...........................      11,708       35,396        21,532      2,520       1,684
  Audit...........................      15,719       40,775        25,455      5,270       6,027
  Transfer agent..................       1,811        2,720         6,833         --          --
  Directors.......................      17,240       20,746        18,929     15,521      15,701
  Miscellaneous...................       4,773        7,247         5,158      2,990       3,286
                                   -----------  -----------  ------------  ---------  ----------
   Total expenses.................   1,053,484    3,015,643     2,150,305    205,971     273,793
Less fees waived:
  Waiver of investment
   advisory fee...................     (11,755)          --            --    (18,351)    (13,384)
                                   -----------  -----------  ------------  ---------  ----------
   Total waivers..................     (11,755)          --            --    (18,351)    (13,384)
                                   -----------  -----------  ------------  ---------  ----------
   Net expenses...................   1,041,729    3,015,643     2,150,305    187,620     260,409
                                   -----------  -----------  ------------  ---------  ----------
Net Investment Income/(Loss)......    (145,408)     141,649       721,141    714,961     841,280
                                   -----------  -----------  ------------  ---------  ----------
Net Realized and Unrealized
 Gain/(Loss):
  Net realized gains/(losses) on
   investments....................  (8,280,529)    (726,757)  (30,827,122)    56,387     116,158
  Net realized gains on foreign
   currency transactions..........          --           --       135,615         --          --
  Net change in unrealized
   appreciation/(depreciation)
   on investments.................  16,370,857   52,158,972    38,796,164   (921,963)   (329,847)
  Net change in unrealized
   appreciation on translation of
   assets and liabilities in
   foreign currencies and
   foreign currency contracts.....          --           --       787,646         --          --
                                   -----------  -----------  ------------  ---------  ----------
Net Realized and Unrealized
 Gain/(Loss)......................   8,090,328   51,432,215     8,892,303   (865,576)   (213,689)
                                   -----------  -----------  ------------  ---------  ----------
Net Increase/(Decrease) in Net
 Assets Resulting from
 Operations....................... $ 7,944,920  $51,573,864  $  9,613,444  $(150,615) $  627,591
                                   ===========  ===========  ============  =========  ==========

                      See Notes to Financial Statements.

                                                       OLD WESTBURY FUNDS, INC.
                                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                            Core Equities Fund       Capital Opportunity Fund
                                        --------------------------  --------------------------
                                         Six Months                  Six Months
                                            Ended      Year Ended       Ended      Year Ended
                                          April 30,    October 31,    April 30,    October 31,
                                            2002          2001          2002          2001
                                        ------------  ------------  ------------  ------------
                                         (Unaudited)                 (Unaudited)
From Operations:
  Net investment income/(loss)......... $   (145,408) $    (59,647) $    141,649  $  5,280,958
  Net realized gains/(losses) on
   investments.........................   (8,280,529)  (17,054,343)     (726,757)    3,741,863
  Net change in unrealized
   appreciation/(depreciation) on
   investments.........................   16,370,857   (30,962,683)   52,158,972   (19,753,507)
                                        ------------  ------------  ------------  ------------
  Net increase/(decrease) in net
   assets from operations..............    7,944,920   (48,076,673)   51,573,864   (10,730,686)
                                        ------------  ------------  ------------  ------------
Distributions to Shareholders:
  From net investment income...........           --            --    (4,236,128)   (3,725,535)
                                        ------------  ------------  ------------  ------------
  Net decrease in net assets from
   distributions.......................           --            --    (4,236,128)   (3,725,535)
                                        ------------  ------------  ------------  ------------
From Capital Stock Transactions:
  Net proceeds from sale of capital
   stock...............................   69,833,750    59,464,777   112,744,454   160,867,659
  Reinvestment of dividends............           --            --     1,900,291     1,566,699
  Net cost of capital stock redeemed...  (39,068,415)  (46,148,108)  (37,527,190)  (71,495,936)
                                        ------------  ------------  ------------  ------------
  Net increase in net assets resulting
   from capital stock transactions.....   30,765,335    13,316,669    77,117,555    90,938,422
                                        ------------  ------------  ------------  ------------
  Net Increase/(Decrease) in Net
   Assets..............................   38,710,255   (34,760,004)  124,455,291    76,482,201
                                        ------------  ------------  ------------  ------------
Net Assets:
  Beginning of period..................  136,547,526   171,307,530   446,722,388   370,240,187
                                        ------------  ------------  ------------  ------------
  End of period........................ $175,257,781  $136,547,526  $571,177,679  $446,722,388
                                        ============  ============  ============  ============
Share Transactions:
  Issued...............................    5,835,761     4,719,095     7,775,499    11,489,710
  Reinvested...........................           --            --       134,391       113,611
  Redeemed.............................   (3,251,570)   (3,700,945)   (2,610,107)   (5,156,640)
                                        ------------  ------------  ------------  ------------
  Net Increase in Shares...............    2,584,191     1,018,150     5,299,783     6,446,681
                                        ============  ============  ============  ============

                      See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued)
--------------------------------------------------------------------------------


                                              International Fund          Fixed Income Fund
                                         ---------------------------  ------------------------
                                          Six Months       Year       Six Months      Year
                                             Ended         Ended         Ended        Ended
                                           April 30,    October 31,    April 30,   October 31,
                                             2002          2001          2002         2001
                                         ------------  -------------  -----------  -----------
                                          (Unaudited)                 (Unaudited)
From Operations:
  Net investment income................. $    721,141  $   1,789,629  $   714,961  $ 1,335,003
  Net realized gains/(losses) on
   investments..........................  (30,827,122)  (111,623,707)      56,387      131,859
  Net realized gains/(losses) on
   foreign currency transactions........      135,615     (1,152,100)          --           --
  Net change in unrealized
   appreciation/(depreciation) on
   investments..........................   38,796,164    (14,839,717)    (921,963)   1,580,659
  Net change in unrealized
   appreciation/(depreciation) on
   foreign currency translations........      787,646      1,358,478           --           --
                                         ------------  -------------  -----------  -----------
  Net increase/(decrease) in net assets
   from operations......................    9,613,444   (124,467,417)    (150,615)   3,047,521
                                         ------------  -------------  -----------  -----------
Distributions to Shareholders:
  From net investment income............      (87,484)    (1,414,811)    (658,176)  (1,101,298)
  From capital gains....................           --    (24,725,158)          --           --
                                         ------------  -------------  -----------  -----------
  Net decrease in net assets from
   distributions........................      (87,484)   (26,139,969)    (658,176)  (1,101,298)
                                         ------------  -------------  -----------  -----------
From Capital Stock Transactions:
  Net proceeds from sale of capital
   stock................................   80,611,949    119,936,688   17,217,371   17,233,830
  Reinvestment of dividends.............       39,739     11,671,050      287,797      468,909
  Net cost of capital stock redeemed....  (70,036,213)  (110,717,494)  (3,505,604)  (7,239,500)
                                         ------------  -------------  -----------  -----------
  Net increase in net assets resulting
   from capital stock transactions......   10,615,475     20,890,244   13,999,564   10,463,239
                                         ------------  -------------  -----------  -----------
  Net Increase/(Decrease) in Net
   Assets...............................   20,141,435   (129,717,142)  13,190,773   12,409,462
                                         ------------  -------------  -----------  -----------
Net Assets:
  Beginning of period...................  320,607,671    450,324,813   30,514,878   18,105,416
                                         ------------  -------------  -----------  -----------
  End of period......................... $340,749,106  $ 320,607,671  $43,705,651  $30,514,878
                                         ============  =============  ===========  ===========
Share Transactions:
  Issued................................    9,925,597     11,722,685    1,624,350    1,646,621
  Reinvested............................        4,943      1,068,777       27,540       45,575
  Redeemed..............................   (8,618,249)   (11,108,933)    (331,638)    (689,769)
                                         ------------  -------------  -----------  -----------
  Net Increase in Shares................    1,312,291      1,682,529    1,320,252    1,002,427
                                         ============  =============  ===========  ===========

                      See Notes to Financial Statements.

                                                       OLD WESTBURY FUNDS, INC.
                                            STATEMENTS OF CHANGES IN NET ASSETS
                                                                    (Concluded)
--------------------------------------------------------------------------------


                                                                           Municipal Bond Fund
                                                                        ------------------------
                                                                        Six Months      Year
                                                                           Ended        Ended
                                                                         April 30,   October 31,
                                                                           2002         2001
                                                                        -----------  -----------
                                                                        (Unaudited)
From Operations:
  Net investment income................................................ $   841,280  $ 1,302,524
  Net realized gains on investments....................................     116,158      841,585
  Net change in unrealized appreciation/(depreciation) on investments..    (329,847)   1,537,531
                                                                        -----------  -----------
  Net increase in net assets from operations...........................     627,591    3,681,640
                                                                        -----------  -----------
Distributions to Shareholders:
  From net investment income...........................................    (718,521)  (1,075,264)
  From capital gains...................................................    (576,059)          --
                                                                        -----------  -----------
  Net decrease in net assets from distributions........................  (1,294,580)  (1,075,264)
                                                                        -----------  -----------
From Capital Stock Transactions:
  Net proceeds from sale of capital stock..............................  11,438,028   24,754,616
  Reinvestment of dividends............................................     537,606      397,129
  Net cost of capital stock redeemed...................................  (5,857,800)  (6,734,284)
                                                                        -----------  -----------
  Net increase in net assets resulting from capital stock transactions.   6,117,834   18,417,461
                                                                        -----------  -----------
  Net Increase in Net Assets...........................................   5,450,845   21,023,837
                                                                        -----------  -----------
Net Assets:
  Beginning of period..................................................  46,566,336   25,542,499
                                                                        -----------  -----------
  End of period........................................................ $52,017,181  $46,566,336
                                                                        ===========  ===========
Share Transactions:
  Issued...............................................................   1,048,174    2,291,697
  Reinvested...........................................................      50,958       37,277
  Redeemed.............................................................    (538,457)    (621,786)
                                                                        -----------  -----------
  Net Increase in Shares...............................................     560,675    1,707,188
                                                                        ===========  ===========

                      See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


1. Organization. Old Westbury Funds, Inc. (the "Funds"), a Maryland corporation registered under the Investment Company Act of 1940 (the "Act"), is a diversified, open-end management investment company. The Funds' Articles of Incorporation permit the Funds' Board of Directors to create an unlimited number of series, each of which is a separate class of shares. At April 30, 2002, the Funds consisted of five separate investment portfolios (each portfolio individually referred to as a "Portfolio" and collectively as the "Portfolios") which are presented herein:

       Portfolio Name                        Investment Objective
       Old Westbury Core Equities Fund       Above-average long-term
       ("Core Equities Fund")                capital appreciation.
       Old Westbury Capital Opportunity Fund Capital appreciation.
       ("Capital Opportunity Fund")
       Old Westbury International Fund       Long-term growth of capital.
       ("International Fund")
       Old Westbury Fixed Income Fund        Total return (consisting of
       ("Fixed Income Fund")                 current income and capital
                                             appreciation).
       Old Westbury Municipal Bond Fund      Dividend income exempt from
       ("Municipal Bond Fund")               regular Federal income tax.

    The Funds were incorporated under the laws of the state of Maryland on August 26, 1993 and commenced operations on October 22, 1993.

    The Funds have authorized a total of 20 billion shares of common stock (par value $0.001 per share); each Portfolio is permitted to issue 4 billion of such shares.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close

                                                       OLD WESTBURY FUNDS, INC.
                                                  NOTES TO FINANCIAL STATEMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, then the security is valued at a fair value determined in accordance with procedures approved by the Board of Directors. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities.

    Securities traded in the over-the-counter market, including listed securities whose primary market is believed by Bessemer Investment Management LLC ("BIM"), the Portfolio's Investment Adviser to be over-the-counter, are valued at the mean of the last reported bid and asked prices from such sources as the Board of Directors deems appropriate to reflect their fair value.

    Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board of Directors designed to reflect in good faith the fair value of such securities.

    B. Restricted Securities. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Portfolios or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Portfolios will not incur any registration costs upon such resales The Portfolios restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures approved by the Board of Directors. For the six months ended April 30, 2002 the Portfolios did not hold any restricted securities.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------



    C. Foreign Currency Translation. The books and records of the Funds are maintained in United States dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into United States dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into United States dollars at the exchange rate on the dates of the transactions.

    Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including, the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

    D. Forward Foreign Currency Contracts. The International Fund may enter into forward foreign currency contracts to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward foreign currency contract ("forward") is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts or if the value of the currency changes unfavorably.

                            Delivery  Contract                Unrealized
      Currency                Date     Value    Market Value Depreciation
      --------              -------- ---------- ------------ ------------
      Short Contracts:
      Euro Dollar           5/02/02  $1,974,011  $1,980,384    $(6,373)
                                     ----------  ----------    -------
      Total Short Contracts          $1,971,011  $1,980,384    $(6,373)
                                     ==========  ==========    =======

    E. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Portfolios and includes the amortization of premiums and accretion of discounts.

                                                       OLD WESTBURY FUNDS, INC.
                                                  NOTES TO FINANCIAL STATEMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------



    F. Distributions to Shareholders. Dividends from net investment income are declared and paid semi-annually for the Fixed Income and Municipal Bond Funds and annually for the Core Equities, Capital Opportunity and International Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    G. Federal Taxes. It is the policy of each Portfolio to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

    H. Other. Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Funds are prorated to each Portfolio on the basis of relative net assets or other appropriate basis.

3. Related Party Transactions

    A. Investment Advisory Fees. The 'Funds' investment advisor is Bessemer Investment Management LLC, ("BIM") a wholly-owned subsidiary of Bessemer Trust Company, NA. ("Bessemer"), which is a National banking association. The Advisor ("BIM") is a registered investment advisor formed on May 2, 2001, by Bessemer to conduct all of its investment advisory activities. Prior to May 2, 2001, the investment advisory activities were performed by Bessemer. The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

    Core Equities and Capital Opportunity Funds--0.70% of the first $100 million of the Portfolio's average net assets, 0.65% of the second $100

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


    million of such assets and 0.60% of such assets exceeding $200 million.

    International Fund--0.80% of the first $100 million of the Portfolio's average net assets, 0.75% of the second $100 million of such assets and 0.70% of such assets exceeding $200 million. Bessemer Group (U.K.) Ltd. ("BGUK"), a wholly-owned subsidiary of Bessemer Trust, serves as sub-adviser to the Portfolio. Under the agreement, Bessemer will pay BGUK in accordance with the following fee schedule: 0.55% of the first $500 million of the Portfolio's average net assets, 0.45% of the second $500 million of such assets and 0.35% of such assets exceeding $1 billion.

    Fixed Income and Municipal Bond Funds--0.45% of the first $100 million of the Portfolio's average net assets, 0.40% of the second $100 million of such assets and 0.35% of such assets exceeding $200 million.

    B. Administration Fees. BISYS Fund Services Ohio, Inc. (the "Administrator") serves as the administrator to the Funds. Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.12% of the total average daily net assets of the Portfolios within the Funds up to $450 million, 0.10% of the total average daily net assets of the Portfolios between $450 million and $750 million, 0.075% of the total average daily net assets of the Portfolios between $750 million and $1.5 billion, and 0.05% of the total average daily net assets of the Portfolios greater than $1.5 billion.

    C. Distribution and Service Plan and Distribution Reimbursement Fees. The Directors adopted a distribution and service plan (the "Plan") for the Funds pursuant to Rule 12b-1 of the Act, and pursuant to the Plan, the Funds entered into a distribution agreement and a shareholder servicing agreement with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS LP") and a shareholder servicing agreement with Bessemer Trust. Under its shareholder servicing agreement, Bessemer Trust receives payments from the Funds to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, BISYS LP receives payments from the Funds to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, Bessemer Trust is permitted (i) to receive a payment from the Funds attributable to Bessemer Trust's clients

                                                       OLD WESTBURY FUNDS, INC.
                                                  NOTES TO FINANCIAL STATEMENTS
                                         April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


(and its affiliates) for providing shareholder services to such clients and
(ii) to receive payments to permit it to make payments to other financial institutions as shareholder servicing agents. The total of shareholder servicing fees in the aggregate payable to BISYS LP and Bessemer Trust will not exceed 0.25% per annum of the Funds' average daily net assets.

    The distribution agreement with BISYS LP provides for reimbursement to BISYS LP by the Funds for its distribution, promotional and advertising costs incurred in connection with the distribution of the Funds' shares in an amount not to exceed 0.10% per annum for each of the Portfolio's average daily net assets.

    In addition, the Funds will pay for certain other expenses under the Plan. These expenses shall not exceed an amount equal to 0.05% per annum for each of the Portfolio's average daily net assets.

    D. Directors' Fees. Each Director who is not an "interested person" (as defined in the Act) of the Funds receives a $25,000 annual retainer plus $3,000 per meeting attended and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings. The elected Chairman receives an additional $5,000 annual fee.

    E. Custody Fees. The Funds have retained Bessemer Trust to serve as the Funds' custodian. Bessemer Trust is responsible for maintaining the books and records of the Funds' securities and cash. For providing these services, Bessemer Trust receives from each Portfolio a fee accrued and paid monthly at an annual rate equal to 0.15% (0.20% for the International Fund) of the average daily net assets of each Portfolio.

3. Purchase and Sales of Securities. For the six months ended April 30, 2002 purchases and sales of investment securities other than short-term investments were as follows:

               Portfolio Name            Purchases      Sales
               --------------           ------------ ------------
               Core Equities Fund...... $ 64,982,813 $ 48,204,366
               Capital Opportunity Fund  151,036,382   19,479,955
               International Fund......  330,009,007  320,778,036
               Fixed Income Fund.......   15,810,407    3,307,160
               Municipal Bond Fund.....   28,601,595   20,428,109

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


4. Subsequent Event: Distributions (Unaudited). The following information summarizes per share distributions paid by each of the following Portfolios on June 27, 2002 to shareholders of record on June 18, 2002.

                                             Net Income
                         Portfolio Name      Per Share
                         --------------      ----------
                         Fixed Income Fund..  $0.2020
                         Municipal Bond Fund   0.1642

                                                       OLD WESTBURY FUNDS, INC.
                                                           FINANCIAL HIGHLIGHTS
                               (For a share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                             Core Equities Fund
                                      ------------------------------------------------------------
                                      For the Six     For the      For the     For the     For the
                                        Months         Year         Year        Year       Period
                                         Ended         Ended        Ended       Ended       Ended
                                       April 30,    October 31,  October 31, October 31, October 31,
                                         2002          2001         2000        1999     1998(a)(c)
                                      -----------   -----------  ----------- ----------- -----------
                                      (Unaudited)
Net asset value, beginning of
 period..............................  $  10.88      $  14.85     $  12.99     $ 10.01     $ 10.00
                                       --------      --------     --------     -------     -------
Investment Operations:
 Net investment loss.................     (0.01)          -- (d)     (0.06)      (0.03)      (0.01)
 Net realized and unrealized
   gains/(losses) on investments.....      0.71         (3.97)        1.92        3.02        0.02
                                       --------      --------     --------     -------     -------
   Total from investment operations..      0.70         (3.97)        1.86        2.99        0.01
                                       --------      --------     --------     -------     -------
Distributions:
 Net investment income...............        --            --           --       (0.01)         --
                                       --------      --------     --------     -------     -------
   Total Distributions...............        --            --           --       (0.01)         --
                                       --------      --------     --------     -------     -------
Net asset value, end of period.......  $  11.58      $  10.88     $  14.85     $ 12.99     $ 10.01
                                       ========      ========     ========     =======     =======
Total Return.........................     6.4% (e)     (26.7%)       14.3%       29.9%        0.1%(e)
Annualized Ratios/ Supplementary
 Data:
Net assets at end of period (000)....  $175,258      $136,548     $171,308     $84,566     $33,164
Ratio of expenses to average net
 assets..............................     1.25%(b)      1.25%        1.28%       1.23%       1.25%(b)
Ratio of net investment loss to
 average net assets..................    (0.17%)(b)    (0.04%)      (0.50%)     (0.41%)     (0.03%)(b)
Ratio of expenses to average net
 assets*.............................     1.26%(b)      1.28%           (f)      1.42%       2.23%(b)
Ratio of net investment loss to
 average net assets*.................    (0.19%)(b)    (0.07%)          (f)     (0.60%)     (1.01%)(b)
Portfolio turnover rate..............       33%           75%         121%        116%         56%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a) Period from March 2, 1998 (commencement of operations) to October 31, 1998.
(b) Annualized.
(c) Per share values calculated using average shares outstanding.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) There were no voluntary fee reductions during the period.

                      See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                        Capital Opportunity Fund
                               ----------------------------------------------------------------------
                               For the Six    For the     For the     For the     For the     For the
                                 Months        Year        Year        Year        Year       Period
                                  Ended        Ended       Ended       Ended       Ended       Ended
                                April 30,   October 31, October 31, October 31, October 31, October 31,
                                  2002         2001        2000        1999        1998     1997(a)(c)
                               -----------  ----------- ----------- ----------- ----------- -----------
                               (Unaudited)
Net asset value, beginning of
 period.......................  $  13.61     $  14.04    $  11.31    $  10.63    $  11.82     $ 10.00
                                --------     --------    --------    --------    --------     -------
Investment Operations:
  Net investment income/
   (loss).....................       -- (f)      0.17        0.11        0.04       (0.07)      (0.06)
  Net realized and unrealized
   gains/(losses) on
   investments................      1.49        (0.46)       2.65        0.64       (1.12)       1.88
                                --------     --------    --------    --------    --------     -------
   Total from investment
    operations................      1.49        (0.29)       2.76        0.68       (1.19)       1.82
                                --------     --------    --------    --------    --------     -------
Distributions:
  Net investment income.......     (0.12)       (0.14)      (0.03)         --          --          --
                                --------     --------    --------    --------    --------     -------
   Total Distributions........     (0.12)       (0.14)      (0.03)         --          --          --
                                --------     --------    --------    --------    --------     -------
Net asset value, end of
 period.......................  $  14.98     $  13.61    $  14.04    $  11.31    $  10.63     $ 11.82
                                ========     ========    ========    ========    ========     =======
Total Return..................     11.0%(e)     (2.1%)      24.4%        6.4%      (10.1%)      18.2%(e)
Annualized Ratios/
 Supplementary Data:
Net assets at end of period
 (000)........................  $571,178     $446,722    $370,240    $205,919    $113,825     $51,528
Ratio of expenses to average
 net assets...................     1.19%(b)     1.23%       1.34%       1.38%       1.48%       1.50%(b)
Ratio of net investment
 income/(loss) to average net
 assets.......................     0.06%(b)     1.28%       1.00%       0.12%      (0.57%)     (0.79%)(b)
Ratio of expenses to average
 net assets*..................        (d)          (d)         (d)      1.40%       1.57%       2.58%(b)
Ratio of net investment
 income/(loss) to average net
 assets*......................        (d)          (d)         (d)      0.10%      (0.66%)     (1.87%)(b)
Portfolio turnover rate.......        5%           3%        126%        102%        140%         46%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a) Period from February 28, 1997 (commencement of operations) to October 31, 1997.
(b) Annualized.
(c) Per share values calculated using average shares outstanding.
(d) There were no voluntary fee reductions during the period.
(e) Not annualized.
(f) Less than $0.01 per share.

                      See Notes to Financial Statements.

                                                       OLD WESTBURY FUNDS, INC.
                                                           FINANCIAL HIGHLIGHTS
                               (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                          International Fund
                               -----------------------------------------------------------------------
                               For the Six    For the     For the     For the     For the     For the
                                 Months        Year        Year        Year        Year        Year
                                  Ended        Ended       Ended       Ended       Ended       Ended
                                April 30,   October 31, October 31, October 31, October 31, October 31,
                                  2002         2001        2000        1999        1998        1997
                               -----------  ----------- ----------- ----------- ----------- -----------
                               (Unaudited)
Net asset value, beginning
 of period....................  $   8.11     $  11.89    $  12.24    $   9.74    $  11.75    $  11.16
                                --------     --------    --------    --------    --------    --------
Investment Operations:
  Net investment income.......      0.02         0.05        0.06        0.14        0.14        0.12
  Net realized and unrealized
   gains/(losses) on
   investments, and foreign
   currencies.................      0.21        (3.13)      (0.25)       2.61       (1.25)       0.62
                                --------     --------    --------    --------    --------    --------
   Total from investment
    operations................      0.23        (3.08)      (0.19)       2.75       (1.11)       0.74
                                --------     --------    --------    --------    --------    --------
Distributions:
  Net investment income.......       -- (d)     (0.04)      (0.16)      (0.25)      (0.18)      (0.15)
  Net realized gains..........        --        (0.66)         --          --       (0.72)         --
                                --------     --------    --------    --------    --------    --------
   Total Distributions........        --        (0.70)      (0.16)      (0.25)      (0.90)      (0.15)
                                --------     --------    --------    --------    --------    --------
Net asset value, end of
 period.......................  $   8.34     $   8.11    $  11.89    $  12.24    $   9.74    $  11.75
                                ========     ========    ========    ========    ========    ========
Total Return..................     2.9% (b)    (27.4%)      (1.6%)      28.8%      (10.2%)       6.6%
Annualized Ratios/
 Supplementary Data:
Net assets at end of period
 (000)........................  $340,749     $320,608    $450,325    $226,072    $123,232    $173,793
Ratio of expenses to average
 net assets...................     1.36%(a)     1.37%       1.37%       1.43%       1.49%       1.50%
Ratio of net investment
 income to average net
 assets.......................     0.46%(a)     0.46%       0.49%       0.80%       1.27%       0.98%
Ratio of expenses to average
 net assets*..................        (c)          (c)         (c)      1.46%       1.53%       1.52%
Ratio of net investment
 income to average net
 assets*......................        (c)          (c)         (c)      0.77%       1.23%       0.96%
Portfolio turnover rate.......      112%         154%        103%        160%        129%         58%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a) Annualized.
(b) Not annualized.
(c) There were no voluntary fee reductions during the period.
(d) Less than $0.01 per share.

                      See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                     Fixed Income Fund
                              -----------------------------------------------------------
                              For the Six     For the     For the     For the     For the
                                Months         Year        Year        Year       Period
                                 Ended         Ended       Ended       Ended       Ended
                               April 30,    October 31, October 31, October 31, October 31,
                                 2002          2001        2000        1999     1998(a)(c)
                              -----------   ----------- ----------- ----------- -----------
                              (Unaudited)
Net asset value, beginning
 of period...................   $ 10.94       $ 10.13     $ 10.07     $10.93      $ 10.00
                                -------       -------     -------     ------      -------
Investment Operations:
  Net investment income......      0.18          0.56        0.52       0.48         0.28
  Net realized and
   unrealized gains/(losses)
   on investments............     (0.27)         0.76        0.10      (0.75)        0.65
                                -------       -------     -------     ------      -------
   Total from investment
    operations...............     (0.09)         1.32        0.62      (0.27)        0.93
                                -------       -------     -------     ------      -------
Distributions:
  Net investment income......     (0.21)        (0.51)      (0.56)     (0.51)          --
  Net realized gains.........        --            --          --      (0.08)          --
                                -------       -------     -------     ------      -------
   Total Distributions.......     (0.21)        (0.51)      (0.56)     (0.59)          --
                                -------       -------     -------     ------      -------
Net asset value, end of
 period......................   $ 10.64       $ 10.94     $ 10.13     $10.07      $ 10.93
                                =======       =======     =======     ======      =======
Total Return.................     (0.8%)(d)     13.4%        6.5%      (2.7%)        9.3%(d)
Annualized Ratios/
 Supplementary Data:
Net assets at end of period
 (000).......................   $43,706       $30,515     $18,105     $9,208      $ 5,599
Ratio of expenses to average
 net assets..................     1.05%(b)      1.05%       1.05%      1.05%        1.05%(b)
Ratio of net investment
 income to average net
 assets......................     3.98%(b)      5.52%       5.66%      4.96%        4.48%(b)
Ratio of expenses to average
 net assets*.................     1.15%(b)      1.17%       1.47%      3.16%        7.13%(b)
Ratio of net investment
 income/(loss) to average
 net assets*.................     3.88%(b)      5.40%       5.24%      2.85%       (1.60%)(b)
Portfolio turnover rate......       10%           52%         28%        83%          30%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a) Period from March 12, 1998 (commencement of operations) to October 31, 1998.
(b) Annualized.
(c) Per share values calculated using average shares outstanding.
(d) Not Annualized.


                      See Notes to Financial Statements.

                                                       OLD WESTBURY FUNDS, INC.
                                                           FINANCIAL HIGHLIGHTS
                               (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                  Municipal Bond Fund
                             ----------------------------------------------------------
                             For the Six    For the     For the     For the     For the
                               Months        Year        Year        Year       Period
                                Ended        Ended       Ended       Ended       Ended
                              April 30,   October 31, October 31, October 31, October 31,
                                2002         2001        2000        1999     1998(a)(c)
                             -----------  ----------- ----------- ----------- -----------
                             (Unaudited)
Net asset value, beginning
 of period..................   $ 11.16      $ 10.35     $  9.92     $ 10.62     $ 10.00
                               -------      -------     -------     -------     -------
Investment Operations:
  Net investment income.....      0.17         0.35        0.39        0.31        0.21
  Net realized and
   unrealized gains/
   (losses) on
   investments..............     (0.05)        0.79        0.46       (0.65)       0.41
                               -------      -------     -------     -------     -------
   Total from investment
    operations..............      0.12         1.14        0.85       (0.34)       0.62
                               -------      -------     -------     -------     -------
Distributions:
  Net investment income.....     (0.16)       (0.33)      (0.42)      (0.32)         --
  Net realized gains........     (0.13)          --          --       (0.04)         --
                               -------      -------     -------     -------     -------
   Total Distributions......     (0.29)       (0.33)      (0.42)      (0.36)         --
                               -------      -------     -------     -------     -------
Net asset value, end of
 period.....................   $ 10.99      $ 11.16     $ 10.35     $  9.92     $ 10.62
                               =======      =======     =======     =======     =======
Total Return................      1.1%(d)     11.2%        8.8%       (3.3%)       6.2%(d)
Annualized Ratios/
 Supplementary Data:
Net assets at end of period
 (000)......................   $52,017      $46,566     $25,542     $19,484     $11,050
Ratio of expenses to average
 net assets.................     1.05%(b)     1.05%       1.05%       1.05%       1.05%(b)
Ratio of net investment
 income to average net
 assets.....................     3.38%(b)     3.63%       4.03%       3.50%       3.40%(b)
Ratio of expenses to average
 net assets*................     1.10%(b)     1.12%       1.26%       2.05%       3.95%(b)
Ratio of net investment
 income to average net
 assets*....................     3.32%(b)     3.56%       3.82%       2.50%       0.50%(b)
Portfolio turnover rate.....       43%          74%        106%         96%         40%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.
(a) Period from March 6, 1998 (commencement of operations) to October 31, 1998.
(b) Annualized.
(c) Per share values calculated using average shares outstanding.
(d) Not Annualized.

                      See Notes to Financial Statements.

Investment Advisor:                Administrator:
Bessemer Investment Management LLC BISYS Fund Services Ohio, Inc.
630 Fifth Avenue                   3435 Stelzer Road
New York, NY 10111                 Columbus, OH 43219
(212) 708-9100
                                   Shareholder Servicing Agent:
Distributor and Shareholder        Bessemer Trust Company, N.A.
Servicing Agent:                   630 Fifth Avenue
BISYS Fund Services LP             New York, NY 10111
3435 Stelzer Road                  (212) 708-9100
Columbus, OH 43219
                                   Independent Auditors:
Transfer Agent:                    Deloitte & Touche LLP
BISYS Fund Services Ohio, Inc.     Two World Financial Center
3435 Stelzer Road                  New York, NY 10281
Columbus, OH 43219

Custodian:
Bessemer Trust Company, N.A.
100 Woodbridge Center Drive
Woodbridge, NJ 07095


Cusip 680414307
Cusip 680414208
Cusip 680414109
Cusip 680414406
Cusip 680414505
(OWF-0004)
(6/02)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.